      As filed with the Securities and Exchange Commission on February 27, 2003.
                                                     Registration No. 333-61283

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

  James D. Gallagher, President                            Copy to:
The Manufacturers Life Insurance                    J. Sumner Jones, Esq.
       Company of New York                          Jones & Blouch, LLP
      100 Summit Lake Drive                   1025 Thomas Jefferson Street, N.W.
       Valhalla, NY 10595                           Washington, DC 20007
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b) of Rule 485

___   on May 1, 2003 pursuant to paragraph (b)(i) of Rule 485

___   60 days after filing pursuant to paragraph (a) of Rule 485


 X    on May 1, 2003 pursuant to paragraph (a) of Rule 485
___


If appropriate check the following box:

___   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item

Part A                                Caption in Prospectus

1...................................  Cover Page
2...................................  Special Terms
3...................................  Summary
4...................................  Performance Data; Financial Statements
5...................................  General Information about Us, The Variable Account and The Trust
6...................................  Charges and Deductions;  Administration Fees;  Distribution Fee; Mortality and Expense Risk
                                      Charge; Taxes
7...................................  Accumulation Period Provisions; Our Approval;  Purchase Payments; Accumulation Units;
                                      Net Investment Factor; Transfers Among Investment Options; Special Transfer Services - Dollar
                                      Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - the
                                      Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary;
                                      Modification
8...................................  Pay-out Period Provisions;  General; Annuity Options; Determination of Amount of the First
                                      Variable Annuity Payment; Annuity Units and the Determination of Subsequent Variable Annuity
                                      Payments; Transfers During Pay-out Period

9...................................  Accumulation Period Provisions; Death Benefit During Accumulation Period; Pay-out
                                      Period Provisions; Death Benefit During Pay-out Period
10..................................  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of
                                      Accumulation Units; Net Investment Factor; Distribution of Contracts
11..................................  Withdrawals;  Accumulation Period Provisions;  Purchase Payments; Other Contract Provisions;
                                      Right to Review Contract
12..................................  Federal Tax Matters;  Introduction;  Our Tax Status;  Taxation of Annuities in General;
                                      Qualified Retirement Plans
13..................................  Legal Proceedings
14..................................  Statement of Additional Information - Table of Contents

Part B                                Caption in Statement of Additional Information

15..................................  Cover Page
16..................................  Table of Contents
17..................................  General History and Information
18..................................  Services-Accountants; Services-Servicing Agent
19..................................  Not Applicable
20..................................  Services - Principal Underwriter
21..................................  Performance Data
22..................................  Not Applicable
23..................................  Financial Statements

                                     PART A
                      Information Required in a Prospectus
                                   Version I

--------------------------------------------------------------------------------
           HOME OFFICE                    ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, Second Floor               Post Office Box 55013
      Valhalla, New York 10595            Boston, Massachusetts 02205-5013
                                               www.manulifenewyork.com
--------------------------------------------------------------------------------


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


         - Contract values and annuity benefit payments are based upon sixty-five investment options.Sixty-three options are variable and two are fixed account options.


         - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


         - Each sub-account's assets are invested in either (a) shars of a corresponding portfolio of a mutual fund, American Fund Insurance Series or (b) Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to January 28, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust.). We will provide the contract owner ("YOU") with prospectuses for the American Fund Insurance Series and for the Trust with this Prospectus.


         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History.........................................................     3
Performance Data........................................................................     3
State Premium Taxes.....................................................................    10
Services
         Independent Auditors...........................................................    10
         Servicing Agent................................................................    10
         Principal Underwriter..........................................................    10
Appendix A - State Premium Taxes........................................................    11
Audited Financial Statements............................................................    12


                   The date of this Prospectus is May 1, 2003.

                                TABLE OF CONTENTS



SUMMARY.........................................................          4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST         12
     The Manufacturers Life Insurance Company of New York ......         12
     The Variable Account ......................................         13
     The Trust..................................................         13
     American Fund Insurance Series.............................
DESCRIPTION OF THE CONTRACT ....................................         20
     Accumulation Period Provisions ..............................       20
     Purchase Payments .........................................         20
     Accumulation Units ........................................         20
     Value of Accumulation Units ...............................         20
     Net Investment Factor .....................................         21
     Transfers Among Investment Options ........................         21
     Maximum Number of Investment Options.......................         21
     Telephone Transactions.....................................         22
     Special Transfer Services - Dollar Cost Averaging..........         22
     Asset Rebalancing Program..................................         22
     Withdrawals................................................         23
     Special Withdrawal Services - the Income Plan .............         23
     Death Benefit During Accumulation Period...................         24
   PAY-OUT PERIOD PROVISIONS ...................................         26
     General....................................................         26
     Annuity Options ...........................................         26
     Determination of Amount of the First Variable
       Annuity Payment..........................................         27
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ....................         27
     Transfers During Pay-out Period ...........................         28
     Death Benefit During Pay-out Period........................         28
   OTHER CONTRACT PROVISIONS ...................................         28
     Right to Review Contract ..................................         28
     Ownership .................................................         29
     Annuitant .................................................         29
     Beneficiary ...............................................         29
     Modification ..............................................         29
     Our Approval ..............................................         30
     Misstatement and Proof of Age, Sex or Survival.............         30
   Fixed Account Investment Options.............................         30
CHARGES AND DEDUCTIONS .........................................         31
     Administration Fees........................................         32
     Distribution Fee...........................................         32
     Mortality and Expense Risk Charge .........................         32
     American Funds Subaccount Rider Charge.....................
     Taxes .....................................................         32
     Expenses of Distributing Contracts.........................         33
FEDERAL TAX MATTERS ............................................         33
   INTRODUCTION ................................................         33
   Our Tax Status ..............................................         33
   Taxation Of Annuities In General ............................         33
     Tax Deferral During Accumulation Period ...................         33
     Taxation of Partial and Full Withdrawals ..................         35
     Taxation of Annuity Benefit Payments ......................         35
     Taxation of Death Benefit Proceeds ........................         36
     Penalty Tax on Premature Distributions ....................         36
     Aggregation of Contracts ..................................         36
   Qualified Retirement Plans ..................................         37
     Direct Rollovers ..........................................         38

     Loans......................................................         38
   Federal Income Tax Withholding...............................         39
GENERAL MATTERS.................................................         39
     Performance Data...........................................         39
     Asset Allocation and Timing Services.......................         39
     Distribution of Contracts .................................         40
     Contract Owner Inquiries...................................         40
     Confirmation Statements....................................         40
     Legal Proceedings .........................................         40
     Cancellation of Contract...................................         40
     Voting Interest............................................         40

APPENDIX A:  Special Terms......................................        A-1
APPENDIX B:  Table Of Accumulation Unit Values -
Series I Shares.................................................        B-1
APPENDIX C:  Table Of Accumulation Unit Values -
Series II Shares................................................        C-1
APPENDIX D:  Qualified Plan Types...............................        D-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.


INVESTMENT OPTIONS. Variable. There is no limit on the number of investment options to which you may allocate purchase payments. Currently, sixty-three Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series II shares of the American Fund Insurance Series or in Series I shares (formerly referred to as Class A shares.) A full description of each American Fund Insurance Series portfolio is in the accompanying prospectus for the American Funds Insurance Series. A full description of each Trust portfolio is in the accompanying prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



         Fixed. There is one fixed account investment option. Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal.

A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.



CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. (1) The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.


CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (withdrawal charge as percentage of purchase payments) NONE


Transfer Fee:                                                              NONE



We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.


SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)


                                                                                    AMERICAN
                                                               ALL OTHER           SERIES FUND
                                                              SUBACCOUNTS          SUBACCOUNTS
Mortality and expense risks fee..............................    1.25%                1.25%

Administration fee - asset based.............................    0.25%                0.25%
Distribution fee.............................................    0.15%                0.15%
Subaccount Rider Fee.........................................    0.00%                0.15%

Total Separate Account Annual Expenses.......................    1.65%                1.80%



(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                     MINIMUM   MAXIMUM
-----------------------------------------                     -------   -------
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                           _______%  _______%



EXAMPLE



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



You will have paid the following expenses on a $10,000 investment, assuming a 5% annual return on assets, regardless of whether you annuitized as provided in the contract, surrendered the contract or did not surrender the contract at the end of the applicable time period:



For Contracts that invest in Series I Shares of the Trust
---------------------------------------------------------
1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
$___              $___              $___             $___



For Contracts that invest in Series II Shares of the Trust
----------------------------------------------------------
1 Year           3 Years           5 Years          10 Years
------           -------           -------          --------
$___              $___              $___             $___



         For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

=====================================
We are an indirect subsidiary of MFC.
=====================================


         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16


         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

==============================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
==============================================================================

         We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


         The Variable Account currently has sixty-three sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.


THE TRUST

=================================================================
The Trust is a mutual fund in which the Variable Account invests.
=================================================================

         The assets of each sub-account of the Variable Account are invested in Series II shares (formerly referred to as "Class B shares") of a corresponding investment portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I shares (formerly referred to as "Class A shares"). The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust,

Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").


         Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).



         The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours.



         SUBADVISER                                                  PORTFOLIO
A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                Aggressive Growth Trust

Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                U.S. Large Cap Value Trust
                                                                Income & Value Trust
                                                                Diversified Bond Trust

Davis Select Advisers, L.P.                                     Financial Services Trust
                                                                Fundamental Value Trust

Deutsche Asset Management, Inc.                                 Real Estate Securities Trust
                                                                Dynamic Growth Trust
                                                                All Cap Core Trust
                                                                Lifestyle Trusts(A)

Deutsche Asset Management                                       International Stock Trust
   Investment Services Ltd.

The Dreyfus Corporation                                         All Cap Value Trust

         SUBADVISER                                                  PORTFOLIO
Fidelity Management & Research Company                          Strategic Opportunities Trust
                                                                Large Cap Growth Trust
                                                                Overseas Trust

Founders Asset Management LLC                                   International Small Cap Trust

Franklin Advisers, Inc.                                         Emerging Small Company Trust

INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                Mid Cap Growth Trust

Jennison Associates LLC                                         Capital Appreciation Trust

Lord, Abbett & Co.                                              Mid Cap Value Trust

MFC Global Investment Management (U.S.A.) Limited               Pacific Rim Emerging Markets Trust
                                                                Quantitative Equity Trust
                                                                Quantitative Mid Cap Trust
                                                                Money Market Trust
                                                                Index Trusts
                                                                Lifestyle Trusts(A)
                                                                Balanced Trust

Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                Capital Opportunities Trust
                                                                Utilities Trust

Miller Anderson(B)                                              Value Trust
                                                                High Yield Trust

Munder Capital Management                                       Internet Technologies Trust

Pacific Investment Management Company                           Global Bond Trust
                                                                Total Return Trust

Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                Global Equity Trust

Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                Strategic Bond Trust

T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                Small Company Value Trust
                                                                Health Sciences Trust
                                                                Blue Chip Growth Trust
                                                                Equity-Income Trust

Templeton Investment Counsel, Inc.                              International Value Trust

UBS Templeton Investment Counsel                                Tactical Allocation Trust
(formerly, Brinson Advisors Inc.)

Wellington Management Company, LLP                              Growth & Income Trust
                                                                Investment Quality Bond Trust
                                                                Mid Cap Stock Trust


-----------------


(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.


(B) Morgan Stanley Investment Management Inc.("MSIM") is the sub-adviser to the Value Trust and the High Yield Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust and the High Yield Trust) using the name "Miller Anderson". Prior to May 1, 2002, Morgan Stanley Investments LP, an affiliate of MSIM, (formerly, Miller Anderson & Sherrerd LLP) was the sub-adviser to the Value Trust and High Yield Trust.


AMERICAN INSURANCE FUNDS



For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



American Insurance Funds           Growth Fund
                                   International Fund
                                   Blue Chip Income and Growth Fund
                                   Growth-Income Fund



The Portfolios of the Trust available under the Policies are as follows:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.


The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset,s under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.


The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.


The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index*, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE
Index")*.



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P
Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of
Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



         A full description of the Trust, including investment objectives, policies and restrictions, and the risks relating to investment in each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.



AMERICAN INSURANCE FUNDS



         For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



         American Insurance Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act. American Insurance Funds receive investment advisory services from Capital Research and Management Company ("CRMC"). Each of the American Insurance Funds has two classes of shares. Only Class 2 shares are available under the contracts. Class 2 shares are subject to a 0.25% Rule 12b-1 fee. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.



GROWTH FUND seeks growth over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investor seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



INTERNATIONAL FUND seeks growth over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



BLUE CHIP INCOME AND GROWTH FUND seek to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The funds invests primarily in common stocks of larger, more established companies based in the U.S.



GROWTH - INCOME FUND seeks growth and income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



         A full description of America Insurance Funds, including the investment objectives, policies and restrictions of each portfolio is contained in American Insurance Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.



                                     * * *



         If the shares of a portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940 Act).


=========================================
You instruct us how to vote Trust shares.
=========================================


         We will vote shares of the portfolios held in the Variable Account at the shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

=============================================================================
The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.
=============================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment. Purchase payments must be in U.S. dollars.

         You designate how your purchase payment is to be allocated among the investment options.

ACCUMULATION UNITS

=============================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
=============================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                          - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                          - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

TRANSFERS AMONG INVESTMENT OPTIONS

=============================================================
Amounts invested may be transferred among investment options.
=============================================================


         During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us.

Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



         Currently, we impose no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse us for the expenses of processing transfers.


         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS


         There is no limit on the number of investment options to which you may allocate purchase payments.


TELEPHONE TRANSACTIONS

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

===================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
===================================================================


         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.


         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);


         - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or


         - annually on December 26th (or the next business day if December 26th is not a business day).

WITHDRAWALS

===========================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
===========================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D: "Qualified Plan Types")


SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

===================================================
Systematic "Income Plan" withdrawals are available.
===================================================

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. If you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See " FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

         AMOUNT OF DEATH BENEFIT. If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         -        the contract value or


         - the sum of the purchase payments made, less any amounts deducted in connection with partial withdrawals.


         During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

         -        the contract value or

         - the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.


         For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



         (i)      is equal to the Death Benefit prior to the withdrawal and



         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



         For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the purchase payment and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

========================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
========================================================================

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

          The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

============================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
============================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW CONTRACT

=================================================
You have a ten-day right to cancel your contract.
=================================================

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. During the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

         If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

============================================================
You are entitled to exercise all rights under your contract.
============================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

=======================================================
The "annuitant" is either you or someone you designate.
=======================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

=============================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
=============================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS




========================================================
The fixed account investment options are not securities.
========================================================




SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

===================================================================
Fixed account investment options guarantee interest of at least 3%.
===================================================================


         INVESTMENT OPTIONS.


         Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



         INVESTMENT ACCOUNTS.



         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.



         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.


========================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
========================================================================

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.


         Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.


         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").


         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

ADMINISTRATION FEES

===================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.
===================================================================

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.


AMERICAN FUNDS SUBACCOUNT RIDER CHARGE



         A daily charge in an amount equal to 0.15% of the value of each American Funds subaccount on an annual basis is deducted from each American Funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.


TAXES

==========================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
==========================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contracts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS


         Manulife Financial Securities LLC, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 2.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.


                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD


===============================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
===============================================================================


         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

========================================================================
A portion of each annuity payment is usually taxable as ordinary income.
========================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.


         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "Investment in the Contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

============================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.
============================================================================

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:


         - received on or after the date on which the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);


         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);


         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

===============================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.
===============================================================================


         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus.

Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser.


         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:


         - received on or after the date on which the contract owner reaches age 59 1/2,


         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         -        made as a series of substantially equal periodic payments
                  (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31,

1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

============================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
============================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

============================================
We may advertise our investment performance.
============================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed, however, for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE

SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

============================================
We pay broker-dealers to sell the contracts.
============================================


         Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108 is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.


CONTRACT OWNER INQUIRIES


         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.


CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT


         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you, have been made, if :



         - the contract value at the end of such three year period is less than $2,000.


We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.
                                       37

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         THE CODE  - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT OPTIONS - The investment choices available to contract owners.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.


         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the annuitant's 90th birthday, unless changed.


         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.


         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust or the American Insurance Funds, mutual funds in which the Variable Account invests, or of any successor mutual fund.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B


[update tables........]



           TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT
 (For Contracts that Invest In Series I Shares of the Trust (Formerly, Class A
                              Shares of the Trust)


-----------------------------------------------------------------------------------------------------------------------
                                         UNIT VALUE AT                 UNIT VALUE AT         NUMBER OF UNITS AT END OF
 SUB-ACCOUNT                            START OF YEAR(A)                END OF YEAR                     YEAR
-----------------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                       $12.500000                   $ 6.954217                   25,350.783
2001                                         6.954217                     3.687062                   30,398.035
-----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1998                                       $12.500000                   $ 7.656925                        0.000
1999                                         7.656925                    12.267100                   11,339.373
2000                                        12.267100                     9.126236                   12,723.686
2001                                         9.126236                     7.308701                   10,086.514
-----------------------------------------------------------------------------------------------------------------------
Telecommunications
2001                                       $12.500000                     7.842239                    6,677.267
-----------------------------------------------------------------------------------------------------------------------
Science & Technology
1998                                       $12.500000                   $19.191525                        0.000
1999                                        19.191525                    37.660683                   74,836.525
2000                                        37.660683                    24.427405                  154,703.587
2001                                        24.427405                    14.113845                  134,829.298
-----------------------------------------------------------------------------------------------------------------------
International Small Cap
1998                                       $12.500000                   $14.687879                        0.000
1999                                        14.687879                    26.718058                    9,892.542
2000                                        26.718058                    18.618300                    33,038.69
2001                                        18.618300                    12.616712                   24,021.616
-----------------------------------------------------------------------------------------------------------------------
Health Sciences
2001                                       $12.500000                    13.390760                    6,311.508
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1998                                       $12.500000                   $12.617679                        0.000
1999                                        12.617679                    16.504105                   47,183.889
2000                                        16.504105                    16.721411                   125,720.93
2001                                        16.721411                    12.172856                  108,705.093
-----------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1998                                       $12.500000                   $14.310172                        0.000
1999                                        14.310172                    24.427201                   12,455.847
2000                                        24.427201                    22.995348                   39,412.689
2001                                        22.995348                    17.585667                   38,326.045
-----------------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                       $12.500000                   $15.895877                    7,239.531
2000                                        15.895877                    12.549695                   19,926.373
2001                                        12.549695                    12.058116                   34,158.799
-----------------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                       $12.500000                   $ 7.894008                   55,267.713
2001                                         7.894008                     4.639280                   67,198.459
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
2001                                       $12.500000                    10.354292                    2,718.717
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
2001                                       $12.500000                    10.472982                    4,034.746
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                       $12.500000                   $12.462837                   24,423.970
2000                                        12.462837                    11.772795                   49,940.296
2001                                        11.772795                    10.305876                   49,665.514
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                         UNIT VALUE AT                UNIT VALUE AT          NUMBER OF UNITS AT END OF
SUB-ACCOUNT                             START OF YEAR(A)               END OF YEAR                      YEAR
-----------------------------------------------------------------------------------------------------------------------
All Cap Growth
1998                                       $12.500000                  $ 18.869029                        0.000
1999                                        18.869029                    26.855000                   40,628.907
2000                                        26.855000                    23.566248                  330,075.447
2001                                        23.566248                    17.667879                  105,240.687
-----------------------------------------------------------------------------------------------------------------------
Financial Services
2001                                       $12.500000                    11.504833                    9,312.282
-----------------------------------------------------------------------------------------------------------------------
Overseas
1998                                       $12.500000                  $ 12.168562                        0.000
1999                                        12.168562                    16.833813                   26,270.772
2000                                        16.833813                    13.458771                   74,782.263
2001                                        13.458771                    10.444462                   67,020.745
-----------------------------------------------------------------------------------------------------------------------
International Stock
1998                                       $12.500000                  $ 14.265882                        0.000
1999                                        14.265882                    18.202233                   15,681.838
2000                                        18.202233                    14.938063                   58,997.979
2001                                        14.938063
-----------------------------------------------------------------------------------------------------------------------
International Value
1999                                       $12.500000                  $ 12.838100                   13,081.628
2000                                        12.838100                    11.813131                   26,479.891
2001                                        11.813131                    10.459987                   46,660.461
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                       $12.500000                  $ 10.941194                        0.000
2001                                        10.941194                     8.779269                    9,792.286
-----------------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)
1998                                       $12.500000                  $ 22.973151                      448.588
1999                                        22.973151                    28.867552                   29,850.154
2000                                        28.867552                    26.586905                    56,953.34
2001                                        26.586905                    22.159728                   56,479.560
-----------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
2001                                       $12.500000                    10.087326                        0.000
-----------------------------------------------------------------------------------------------------------------------
Global Equity
1998                                       $12.500000                  $ 18.706100                    1,353.551
1999                                        18.706100                    19.073534                   28,618.022
2000                                        19.073534                    21.049744                   35,094.921
2001                                        21.049744                    17.371743                   28,754.846
-----------------------------------------------------------------------------------------------------------------------
Strategic Growth
2001                                       $12.500000                    10.898344                   12,495.868
-----------------------------------------------------------------------------------------------------------------------
Growth
1998                                       $12.500000                  $ 20.612746                        0.000
1999                                        20.612746                    27.818889                   34,965.215
2000                                        27.818889                    19.897782                   77,470.442
2001                                        19.897782                    15.388542                   58,627.468
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1998                                       $12.500000                  $ 18.982681                        0.000
1999                                        18.982681                    23.393391                   62,551.647
2000                                        23.393391                    19.733542                  120,285.875
2001                                        19.733542                    15.950869                  111,949.442
-----------------------------------------------------------------------------------------------------------------------
All Cap Value
2001                                       $12.500000                    12.473142                    1,520.720
-----------------------------------------------------------------------------------------------------------------------
Capital Opportunities
2001                                       $12.500000                    10.581831                    5,981.651
-----------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1998                                       $12.500000                  $ 19.968902                        0.000
1999                                        19.968902                    24.022598                   20,577.391
2000                                        24.022598                    25.119884                   31,718.901
2001                                        25.119884                    19.035553                   33,163.444
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                          UNIT VALUE AT               UNIT VALUE AT          NUMBER OF UNITS AT END OF
SUB-ACCOUNT                              START OF YEAR(A)              END OF YEAR                      YEAR
-----------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1998                                        $12.500000                 $22.573222                       450.564
1999                                         22.573222                  26.518360                   136,324.720
2000                                         26.518360                  25.365287                   221,956.032
2001                                          25.36287                  21.302974                   214,424.484
-----------------------------------------------------------------------------------------------------------------------
Utilities
2001                                        $12.500000                   9.243770                     1,452.617
-----------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1998                                        $12.500000                 $12.255908                         0.000
1999                                         12.255908                  11.090818                     3,789.517
2000                                         11.090818                  13.714476                    11,807.974
2001                                         13.714476                  13.913544                    11,793.610
-----------------------------------------------------------------------------------------------------------------------
Small Company Value
1998                                        $12.500000                 $11.143828                         0.000
1999                                         11.143828                  11.837890                    12,958.761
2000                                         11.837890                  12.335633                    29,335.399
2001                                         12.335633                  12.925755                    37,611.803
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value
2001                                        $12.500000                  12.945151                    15,970.320
-----------------------------------------------------------------------------------------------------------------------
Value
1998                                        $12.500000                 $14.519332                         0.000
1999                                         14.519332                  13.883152                    29,002.081
2000                                         13.883152                  17.011828                    35,756.181
2001                                         17.011828                  17.304087                    43,114.679
-----------------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                        $12.500000                 $11.970334                    16,194.415
2001                                         11.970334                  10.197351                    39,130.070
-----------------------------------------------------------------------------------------------------------------------
Fundamental Value
2001                                        $12.500000                  11.600607                    14,873.756
-----------------------------------------------------------------------------------------------------------------------
Growth & Income
1998                                        $12.500000                 $26.056725                       769.618
1999                                         26.056725                  30.467742                   155,039.214
2000                                         30.467742                  27.835602                   247,285.156
2001                                         27.835602                  24.289203                   234,749.204
-----------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                        $12.500000                 $12.700198                    42,362.048
2000                                         12.700198                  12.840714                    81,871.742
2001                                         12.840714                  12.307781                   102,005.892
-----------------------------------------------------------------------------------------------------------------------
Equity-Income
1998                                        $12.500000                 $20.794388                       484.376
1999                                         20.794388                  21.149570                    53,745.789
2000                                         21.149570                  23.507739                    70,856.347
2001                                         23.507739                  23.419227                    96,082.723
-----------------------------------------------------------------------------------------------------------------------
Income & Value
1998                                        $12.500000                 $16.824988                         0.000
1999                                         16.824988                  17.986686                    14,561.183
2000                                         17.986686                  18.566934                    25,706.781
2001                                         18.566934                  18.440571                    37,277.947
-----------------------------------------------------------------------------------------------------------------------
Balanced
1998                                        $12.500000                 $16.377624                         0.000
1999                                         16.377624                  15.843343                    15,773.592
2000                                         15.843343                  14.130567                    34,715.321
2001                                         14.310567                  12.481031                    30,880.529
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                          UNIT VALUE AT               UNIT VALUE AT          NUMBER OF UNITS AT END OF
SUB-ACCOUNT                              START OF YEAR(A)              END OF YEAR                      YEAR
-----------------------------------------------------------------------------------------------------------------------
High Yield
1998                                        $12.500000                 $14.008370                     1,070.053
1999                                         14.008370                  14.881850                    28,142.952
2000                                         14.881850                  13.326181                    30,809.943
2001                                         13.326181                  12.388789                    29,692.039
-----------------------------------------------------------------------------------------------------------------------
Strategic Bond
1998                                        $12.500000                 $14.243718                     2,110.645
1999                                         14.243718                  14.321908                    13,538.080
2000                                         14.321908                  15.128283                     32,503.17
2001                                         15.128283                  15.808358                    30,634.799
-----------------------------------------------------------------------------------------------------------------------
Global Bond
1998                                        $12.500000                 $14.814388                         0.000
1999                                         14.814388                  13.599529                     1,654.578
2000                                         13.599529                  13.602454                     9,892.372
2001                                         13.602454                  13.448939                    11,652.616
-----------------------------------------------------------------------------------------------------------------------
Total Return
1999                                        $12.500000                  12.235367                    67,694.719
2000                                         12.235367                  13.348487                   139,843.015
2001                                         13.348487                  14.216074                   230,671.420
-----------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1998                                        $12.500000                 $13.299876                         0.000
1999                                         13.299876                  12.847911                    33,537.825
2000                                         12.847911                  13.826642                    39,894.186
2001                                         13.826642                  14.596065                    57,938.053
-----------------------------------------------------------------------------------------------------------------------
Diversified Bond
1998                                        $12.500000                 $14.663990                         0.000
1999                                         14.663990                  14.527388                    26,748.830
2000                                         14.527388                  15.765628                    63,838.621
2001                                         15.765628                  16.605167                          0.00
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1998                                        $12.500000                 $12.999698                       772.499
1999                                         12.999698                  12.757839                    25,710.833
2000                                         12.757839                  13.913787                    51,955.848
2001                                         13.913787                  14.647092                    98,141.563
-----------------------------------------------------------------------------------------------------------------------
Money Market
1998                                        $12.500000                 $11.811952                         0.000
1999                                         11.811952                  12.153141                   125,080.921
2000                                         12.153141                  12.657686                    260,260.04
2001                                         12.657686                  12.895798                   674,711.650
-----------------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                        $12.500000                 $11.577217                       363.311
2001                                         11.577217                  11.557294                     3,898.349
-----------------------------------------------------------------------------------------------------------------------
International Index
2000                                        $12.500000                 $11.148798                       310.476
2001                                         11.148798                   8.508168                       738.452
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                        $12.500000                 $13.250096                      1239.102
2001                                         13.250096                  12.805647                     4,310.187
-----------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                        $12.500000                 $11.123861                         0.000
2001                                         11.123861                   9.692272                       392.792
-----------------------------------------------------------------------------------------------------------------------
500 Index
2000                                        $12.500000                 $11.182275                    17,862.748
2001                                         11.182275                   9.637624                    34,422.070
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                         UNIT VALUE AT               UNIT VALUE AT           NUMBER OF UNITS AT END OF
SUB-ACCOUNT                             START OF YEAR(A)              END OF YEAR                      YEAR
-----------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1998                                       $ 12.500000                $ 14.064128                         0.000
1999                                         14.064128                  15.855076                    11,343.154
2000                                         15.855076                  14.799593                    23,563.602
2001                                         14.799593-                  12.56579                    23,383.929
-----------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1998                                       $ 12.500000                $ 14.623605                         0.000
1999                                         14.623605                  16.767184                    80,481.118
2000                                         16.767184                  16.001947                   112,390.944
2001                                         16.001947                  14.315720                   106,016.634
-----------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1998                                       $ 12.500000                $ 14.591457                         0.000
1999                                         14.591457                  16.136115                    40,993.431
2000                                         16.136115                  16.274494                   124,591.205
2001                                         16.274494                   15.24085                   138,316.041
-----------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1998                                       $ 12.500000                $ 15.096548                         0.000
1999                                         15.096548                  16.021927                     7,292.329
2000                                         16.021927                  16.431521                    14,462.442
2001                                         16.431521                  15.984331                    57,465.309
-----------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1998                                       $ 12.500000                $ 14.950846                         0.000
1999                                         14.950846                  15.324704                    36,540.735
2000                                         15.324704                  16.235059                     4,839.965
2001                                         16.235059                 16.4822670                    94,167.229
-----------------------------------------------------------------------------------------------------------------------

(A) Units under this series of contracts were first credited under the sub-accounts on November 6, 1998, except in the case of the:

- Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

- Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credits on May 1, 2000.

- Capital Appreciation where units were first credited on November 1, 2000.

- Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                                   APPENDIX C

           TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT
 (For Contracts that Invest In Series II Shares of the Trust (Formerly, Class B
                              Shares of the Trust)



-------------------------------------------------------------------------------------------------------------------------
                                          UNIT VALUE AT                  UNIT VALUE AT          NUMBER OF UNITS AT END OF
SUB-ACCOUNT                              START OF YEAR(A)                 END OF YEAR                     YEAR
-------------------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                        $12.500000                    $ 6.954217                    25,350.783
2001                                          6.954217                      3.687062                    30,398.035
-------------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1998                                        $12.500000                    $ 7.656925                         0.000
1999                                          7.656925                     12.267100                    11,339.373
2000                                         12.267100                      9.126236                    12,723.686
2001                                          9.126236                      7.308701                    10,086.514
-------------------------------------------------------------------------------------------------------------------------
Telecommunications
2001                                        $12.500000                      7.842239                     6,677.267
-------------------------------------------------------------------------------------------------------------------------
Science & Technology
1998                                        $12.500000                    $19.191525                         0.000
1999                                         19.191525                     37.660683                    74,836.525
2000                                         37.660683                     24.427405                   154,703.587
2001                                         24.427405                     14.113845                   134,829.298
-------------------------------------------------------------------------------------------------------------------------
International Small Cap
1998                                        $12.500000                    $14.687879                         0.000
1999                                         14.687879                     26.718058                     9,892.542
2000                                         26.718058                     18.618300                     33,038.69
2001                                         18.618300                     12.616712                    24,021.616
-------------------------------------------------------------------------------------------------------------------------
Health Sciences
2001                                        $12.500000                     13.390760                     6,311.508
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth
1998                                        $12.500000                    $12.617679                         0.000
1999                                         12.617679                     16.504105                    47,183.889
2000                                         16.504105                     16.721411                    125,720.93
2001                                         16.721411                     12.172856                   108,705.093
-------------------------------------------------------------------------------------------------------------------------
Emerging Small Company
1998                                        $12.500000                    $14.310172                         0.000
1999                                         14.310172                     24.427201                    12,455.847
2000                                         24.427201                     22.995348                    39,412.689
2001                                         22.995348                     17.585667                    38,326.045
-------------------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                        $12.500000                    $15.895877                     7,239.531
2000                                         15.895877                     12.549695                    19,926.373
2001                                         12.549695                     12.058116                    34,158.799
-------------------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                        $12.500000                    $ 7.894008                    55,267.713
2001                                          7.894008                      4.639280                    67,198.459
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth
2001                                        $12.500000                     10.354292                     2,718.717
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities
2001                                        $12.500000                     10.472982                     4,034.746
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                        $12.500000                    $12.462837                    24,423.970
2000                                         12.462837                     11.772795                    49,940.296
2001                                         11.772795                     10.305876                    49,665.514
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                          UNIT VALUE AT                  UNIT VALUE AT          NUMBER OF UNITS AT END OF
SUB-ACCOUNT                              START OF YEAR(A)                 END OF YEAR                      YEAR
-------------------------------------------------------------------------------------------------------------------------
All Cap Growth
1998                                        $12.500000                    $18.869029                         0.000
1999                                         18.869029                     26.855000                    40,628.907
2000                                         26.855000                     23.566248                   330,075.447
2001                                         23.566248                     17.667879                   105,240.687
-------------------------------------------------------------------------------------------------------------------------
Financial Services
2001                                        $12.500000                     11.504833                     9,312.282
-------------------------------------------------------------------------------------------------------------------------
Overseas
1998                                        $12.500000                    $12.168562                         0.000
1999                                         12.168562                     16.833813                    26,270.772
2000                                         16.833813                     13.458771                    74,782.263
2001                                         13.458771                     10.444462                    67,020.745
-------------------------------------------------------------------------------------------------------------------------
International Stock
1998                                        $12.500000                    $14.265882                         0.000
1999                                         14.265882                     18.202233                    15,681.838
2000                                         18.202233                     14.938063                    58,997.979
2001                                         14.938063
-------------------------------------------------------------------------------------------------------------------------
International Value
1999                                        $12.500000                    $12.838100                    13,081.628
2000                                         12.838100                     11.813131                    26,479.891
2001                                         11.813131                     10.459987                    46,660.461
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                        $12.500000                    $10.941194                         0.000
2001                                         10.941194                      8.779269                     9,792.286
-------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)
1998                                        $12.500000                    $22.973151                       448.588
1999                                         22.973151                     28.867552                    29,850.154
2000                                         28.867552                     26.586905                     56,953.34
2001                                         26.586905                     22.159728                    56,479.560
-------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap
2001                                        $12.500000                     10.087326                         0.000
-------------------------------------------------------------------------------------------------------------------------
Global Equity
1998                                        $12.500000                    $18.706100                     1,353.551
1999                                         18.706100                     19.073534                    28,618.022
2000                                         19.073534                     21.049744                    35,094.921
2001                                         21.049744                     17.371743                    28,754.846
-------------------------------------------------------------------------------------------------------------------------
Strategic Growth
2001                                        $12.500000                     10.898344                    12,495.868
-------------------------------------------------------------------------------------------------------------------------
Growth
1998                                        $12.500000                    $20.612746                         0.000
1999                                         20.612746                     27.818889                    34,965.215
2000                                         27.818889                     19.897782                    77,470.442
2001                                         19.897782                     15.388542                    58,627.468
-------------------------------------------------------------------------------------------------------------------------
Large Cap Growth
1998                                        $12.500000                    $18.982681                         0.000
1999                                         18.982681                     23.393391                    62,551.647
2000                                         23.393391                     19.733542                   120,285.875
2001                                         19.733542                     15.950869                   111,949.442
-------------------------------------------------------------------------------------------------------------------------
All Cap Value
2001                                        $12.500000                     12.473142                     1,520.720
-------------------------------------------------------------------------------------------------------------------------
Capital Opportunities
2001                                        $12.500000                     10.581831                     5,981.651
-------------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1998                                        $12.500000                    $19.968902                         0.000
1999                                         19.968902                     24.022598                    20,577.391
2000                                         24.022598                     25.119884                    31,718.901
2001                                         25.119884                     19.035553                    33,163.444
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                          UNIT VALUE AT                 UNIT VALUE AT           NUMBER OF UNITS AT END OF
SUB-ACCOUNT                              START OF YEAR(A)                END OF YEAR                      YEAR
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1998                                        $ 12.500000                  $22.573222                        450.564
1999                                          22.573222                   26.518360                    136,324.720
2000                                          26.518360                   25.365287                    221,956.032
2001                                           25.36287                   21.302974                    214,424.484
-------------------------------------------------------------------------------------------------------------------------
Utilities
2001                                        $ 12.500000                    9.243770                      1,452.617
-------------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1998                                        $ 12.500000                  $12.255908                          0.000
1999                                          12.255908                   11.090818                      3,789.517
2000                                          11.090818                   13.714476                     11,807.974
2001                                          13.714476                   13.913544                     11,793.610
-------------------------------------------------------------------------------------------------------------------------
Small Company Value
1998                                        $ 12.500000                  $11.143828                          0.000
1999                                          11.143828                   11.837890                     12,958.761
2000                                          11.837890                   12.335633                     29,335.399
2001                                          12.335633                   12.925755                     37,611.803
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Value
2001                                        $ 12.500000                   12.945151                     15,970.320
-------------------------------------------------------------------------------------------------------------------------
Value
1998                                        $ 12.500000                  $14.519332                          0.000
1999                                          14.519332                   13.883152                     29,002.081
2000                                          13.883152                   17.011828                     35,756.181
2001                                          17.011828                   17.304087                     43,114.679
-------------------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                        $ 12.500000                  $11.970334                     16,194.415
2001                                          11.970334                   10.197351                     39,130.070
-------------------------------------------------------------------------------------------------------------------------
Fundamental Value
2001                                        $ 12.500000                   11.600607                     14,873.756
-------------------------------------------------------------------------------------------------------------------------
Growth & Income
1998                                        $ 12.500000                  $26.056725                        769.618
1999                                          26.056725                   30.467742                    155,039.214
2000                                          30.467742                   27.835602                    247,285.156
2001                                          27.835602                   24.289203                    234,749.204
-------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                        $ 12.500000                  $12.700198                     42,362.048
2000                                          12.700198                   12.840714                     81,871.742
2001                                          12.840714                   12.307781                    102,005.892
-------------------------------------------------------------------------------------------------------------------------
Equity-Income
1998                                        $ 12.500000                  $20.794388                        484.376
1999                                          20.794388                   21.149570                     53,745.789
2000                                          21.149570                   23.507739                     70,856.347
2001                                          23.507739                   23.419227                     96,082.723
-------------------------------------------------------------------------------------------------------------------------
Income & Value
1998                                        $ 12.500000                  $16.824988                          0.000
1999                                          16.824988                   17.986686                     14,561.183
2000                                          17.986686                   18.566934                     25,706.781
2001                                          18.566934                   18.440571                     37,277.947
-------------------------------------------------------------------------------------------------------------------------
Balanced
1998                                        $ 12.500000                  $16.377624                          0.000
1999                                          16.377624                   15.843343                     15,773.592
2000                                          15.843343                   14.130567                     34,715.321
2001                                          14.310567                   12.481031                     30,880.529
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                           UNIT VALUE AT                UNIT VALUE AT           NUMBER OF UNITS AT END OF
SUB-ACCOUNT                               START OF YEAR(A)               END OF YEAR                       YEAR
-------------------------------------------------------------------------------------------------------------------------
High Yield
1998                                         $12.500000                  $14.008370                      1,070.053
1999                                          14.008370                   14.881850                     28,142.952
2000                                          14.881850                   13.326181                     30,809.943
2001                                          13.326181                   12.388789                     29,692.039
-------------------------------------------------------------------------------------------------------------------------
Strategic Bond
1998                                         $12.500000                  $14.243718                      2,110.645
1999                                          14.243718                   14.321908                     13,538.080
2000                                          14.321908                   15.128283                      32,503.17
2001                                          15.128283                   15.808358                     30,634.799
-------------------------------------------------------------------------------------------------------------------------
Global Bond
1998                                         $12.500000                  $14.814388                          0.000
1999                                          14.814388                   13.599529                      1,654.578
2000                                          13.599529                   13.602454                      9,892.372
2001                                          13.602454                   13.448939                     11,652.616
-------------------------------------------------------------------------------------------------------------------------
Total Return
1999                                         $12.500000                   12.235367                     67,694.719
2000                                          12.235367                   13.348487                    139,843.015
2001                                          13.348487                   14.216074                    230,671.420
-------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1998                                         $12.500000                  $13.299876                          0.000
1999                                          13.299876                   12.847911                     33,537.825
2000                                          12.847911                   13.826642                     39,894.186
2001                                          13.826642                   14.596065                     57,938.053
-------------------------------------------------------------------------------------------------------------------------
Diversified Bond
1998                                         $12.500000                  $14.663990                          0.000
1999                                          14.663990                   14.527388                     26,748.830
2000                                          14.527388                   15.765628                     63,838.621
2001                                          15.765628                   16.605167                           0.00
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1998                                         $12.500000                  $12.999698                        772.499
1999                                          12.999698                   12.757839                     25,710.833
2000                                          12.757839                   13.913787                     51,955.848
2001                                          13.913787                   14.647092                     98,141.563
-------------------------------------------------------------------------------------------------------------------------
Money Market
1998                                         $12.500000                  $11.811952                          0.000
1999                                          11.811952                   12.153141                    125,080.921
2000                                          12.153141                   12.657686                     260,260.04
2001                                          12.657686                   12.895798                    674,711.650
-------------------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                         $12.500000                  $11.577217                        363.311
2001                                          11.577217                   11.557294                      3,898.349
-------------------------------------------------------------------------------------------------------------------------
International Index
2000                                         $12.500000                  $11.148798                        310.476
2001                                          11.148798                    8.508168                        738.452
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                         $12.500000                  $13.250096                       1239.102
2001                                          13.250096                   12.805647                      4,310.187
-------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                         $12.500000                  $11.123861                          0.000
2001                                          11.123861                    9.692272                        392.792
-------------------------------------------------------------------------------------------------------------------------
500 Index
2000                                         $12.500000                  $11.182275                     17,862.748
2001                                          11.182275                    9.637624                     34,422.070
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                           UNIT VALUE AT               UNIT VALUE AT            NUMBER OF UNITS AT END OF
SUB-ACCOUNT                               START OF YEAR(A)              END OF YEAR                        YEAR
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1998                                         $12.500000                 $ 14.064128                          0.000
1999                                          14.064128                   15.855076                     11,343.154
2000                                          15.855076                   14.799593                     23,563.602
2001                                         14.799593-                    12.56579                     23,383.929
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1998                                         $12.500000                 $ 14.623605                          0.000
1999                                          14.623605                   16.767184                     80,481.118
2000                                          16.767184                   16.001947                    112,390.944
2001                                          16.001947                   14.315720                    106,016.634
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
1998                                         $12.500000                 $ 14.591457                          0.000
1999                                          14.591457                   16.136115                     40,993.431
2000                                          16.136115                   16.274494                    124,591.205
2001                                          16.274494                    15.24085                    138,316.041
Lifestyle Moderate 460
1998                                         $12.500000                 $ 15.096548                          0.000
1999                                          15.096548                   16.021927                      7,292.329
2000                                          16.021927                   16.431521                     14,462.442
2001                                          16.431521                   15.984331                     57,465.309
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1998                                         $12.500000                 $ 14.950846                          0.000
1999                                          14.950846                   15.324704                     36,540.735
2000                                          15.324704                   16.235059                      4,839.965
2001                                          16.235059                  16.4822670                     94,167.229
-------------------------------------------------------------------------------------------------------------------------



(A) Units under this series of contracts were first credited under the sub-accounts on November 6, 1998, except in the case of the:



- Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.



-        Internet Technologies, Dynamic Growth, Tactical Allocation, Small
         Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credits on May 1, 2000.



- Capital Appreciation where units were first credited on November 1, 2000.



- Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                                   APPENDIX D


                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.


         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.



         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs. There is no assurance that such approval will be given.


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . Under some circumstances a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART A
                     Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2003

The contract is not available for purchase until May 5, 2003.

                            **********************

Purchase payments may not be allocated to the 1-year fixed account investment option. In addition, transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                            **********************

The contract is not available to purchasers seeking to use the contract as a "tax-sheltered annuity," pursuant to Section 403(b) of the Code.

                            **********************

                          SUPPLEMENT DATED MAY 1, 2003

--------------------------------------------------------------------------------
          HOME OFFICE                    ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, Second Floor             Post Office Box 55013
   Valhalla, New York 10595                Boston, Massachusetts 02205-5013
                                               www.manulifenewyork.com
--------------------------------------------------------------------------------

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

         - Contract values and annuity benefit payments are based upon thirty-eight investment options. Thirty-seven options are variable and one is a fixed account option.

         - Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts offered as investment options through this Prospectus.

         - Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for each of the Portfolios.

         - SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History.........................................
Performance Data........................................................
State Premium Taxes.....................................................
Services
         Independent Auditors...........................................
         Servicing Agent................................................
         Principal Underwriter..........................................
Appendix A - State Premium Taxes........................................
Audited Financial Statements............................................


              The date of this Prospectus is May 1, 2003

TABLE OF CONTENTS

SUMMARY...................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE
ACCOUNT AND THE PORTFOLIOS................................
     The Manufacturers Life Insurance Company of
     New York.............................................
     The Variable Account.................................
     The Portfolios.......................................
DESCRIPTION OF THE CONTRACT...............................
   ACCUMULATION PERIOD PROVISIONS.........................
     Purchase Payments....................................
     Cut-Off Times........................................
     Accumulation Units ..................................
     Value of Accumulation Units .........................
     Net Investment Factor ...............................
     Transfers Among Investment Options ..................
     Withdrawals..........................................
     Death Benefit During Accumulation Period.............
   PAY-OUT PERIOD PROVISIONS .............................
     General..............................................
     Annuity Options......................................
     Determination of Amount of the First Variable
        Annuity Payment...................................
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments...............
     Transfers During Pay-out Period......................
     Death Benefit During Pay-out Period..................
   OTHER CONTRACT PROVISIONS..............................
     Right to Review Contract.............................
     Ownership............................................
     Annuitant............................................
     Beneficiary..........................................
     Modification.........................................
     Our Approval.........................................
     Misstatement and Proof of Age, Sex or Survival.......
     FIXED ACCOUNT INVESTMENT OPTIONS.....................
CHARGES AND DEDUCTIONS....................................
     Administration Fees..................................
     Distribution Fee.....................................
     Mortality and Expense Risks Charge ..................
     Taxes................................................
     Expenses of Distributing Contracts...................
FEDERAL TAX MATTERS.......................................
   INTRODUCTION...........................................
   OUR TAX STATUS.........................................
   TAXATION OF ANNUITIES IN GENERAL.......................
     Tax Deferral During Accumulation Period..............
     Taxation of Partial and Full Withdrawals.............
     Taxation of Annuity Benefit Payments.................
     Taxation of Death Benefit Proceeds...................
     Penalty Tax on Premature Distributions...............
     Aggregation of Contracts.............................
   QUALIFIED RETIREMENT PLANS.............................
     Direct Rollovers ....................................
     Loans................................................
   FEDERAL INCOME TAX WITHHOLDING.........................
GENERAL MATTERS...........................................
     Performance Data.....................................
     Third Party Transfers................................
     Distribution of Contracts ...........................
     Contract Owner Inquiries.............................
     Confirmation Statements..............................
     Legal Proceedings ...................................
     Cancellation of Contract.............................
     Voting Interest......................................
APPENDIX A: SPECIAL TERMS.................................   A-1
APPENDIX B: QUALIFIED PLAN TYPES..........................   B-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.

INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments will be allocated to the ProFund VP Money Market Portfolio. Currently, thirty-seven Variable Account investment options and one fixed account investment option are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in shares of a corresponding Portfolio. A full description of each Portfolio is in the accompanying Portfolio prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on the fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities.

The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy. Where permitted by law, we may accept your authorization for such third party investment advisor to make transfers for you subject to our rules (see "THIRD PARTY TRANSFERS").

The Variable Account investment options were chosen to accommodate those who have active investment strategies and plan to use programmed, large, or frequent transfers among the Variable Account investment options. Our other variable annuity products are not designed to accommodate such active investment strategies. By issuing this variable annuity product, we do not in any way endorse or recommend such active investment strategies. However, we acknowledge that there are those who want to engage in such strategies and this product is designed to meet the needs of such persons.

The active investment strategies mentioned above have significant risks associated with them. If you engage in active investment strategies, the principal risk is that you or your investment advisor may misread the various markets and make transfers, that have less favorable results than would have existed in the absence of such activity. Also, the potential negative impact is magnified by the fact that an active investment strategy may involve large amounts and be concentrated in select markets. There are those who assert that
(1) the frequency of transfers increases the volatility of investment results and (2) being "out of the market" as a result of active investment strategies has a significant statistically negative impact on investment results. All of these risks, as well as all of the other risks mentioned below, will be present whether you direct the transfers yourself or engage the services of an investment advisor.

In addition, the active investment strategies of contract owners in general (or their investment advisors) could increase the rate of Portfolio turnover, which could negatively impact performance by increasing transaction expenses. Also, large movements may negatively impact the Portfolios' ability to achieve their investment objectives or their level of operating expenses

The investment strategies of some of the ProFund VP Portfolios are designed to magnify (both positively and negatively) the investment results of the applicable benchmark index. The investment results of these "leveraged" Portfolios are expected to exhibit significantly greater volatility than the other investment options available under the cntract. When compared to the universe of open-end mutual funds, the "leveraged" Portfolios are considered to be among the most volatile. The leveraged investment techniques employed by these Portfolios (including the borrowing costs incurred in creating leverage) should cause investors to lose more money in adverse environments.

None of the ProFund VP Portfolios seek to provide correlation with its respective benchmark over any period of time other than daily. The effect of the fees and expenses associated with the Portfolios and the compounding of returns may cause the performance of these Portfolios to differ, potentially significantly, from their benchmarks over time. This is particularly true for the "leveraged" Portfolios due to the multiplier effect of leverage.

In addition to all of the risks mentioned above, there are specific investment risks associated with the various ProFund VP Portfolios including, but not limited to, Active Trading Risk, Concentration Risk, Correlation Risk, Swap Counterparty Credit Risk and Risks of Aggressive Investment Techniques.

THIS FOREGOING DISCUSSION IS INTENDED TO BE A SUMMARY ONLY. YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS VERY CAREFULLY BEFORE INVESTING, WHICH QUALIFY IN THEIR ENTIRETY THE FOREGOING SUMMARY OF THE PORTFOLIOS.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES").

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. An administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. Withdrawals from the Variable Account investment options are subject to restrictions concerning the time of day by which the withdrawal request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES").

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and the annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally, all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying Portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (withdrawal charge as percentage of purchase payments)..............   None

Transfer Fee............................................................................   None

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees........................................................   1.25%
Administration fee .....................................................................   0.25%
Distribution fee........................................................................   0.15%

Total Separate Account Annual Expenses..................................................   1.65%

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES


Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES            MINIMUM        MAXIMUM
-----------------------------------------            -------        -------
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)                                  _______%       _______%



EXAMPLE(A)



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) the maximum separate account annual expenses of 1.65%, (b) 5% annual return on assets and (c) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:



1 Year            3 Years           5 Years          10 Years
------            -------           -------          --------
$___               $___              $___              $___



If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $1,000 investment, assuming (a) the maximum separate account annual expenses of 1.65%, (b) 5% annual return on assets and (c) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:



1 Year            3 Years           5 Years          10 Years
------            -------           -------          --------
$___               $___              $___              $___


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

=====================================
We are an indirect subsidiary of MFC.
=====================================

         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan with its principal office located at 73 Tremont Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch
         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE VARIABLE ACCOUNT

==============================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Portfolio(s) you select.
==============================================================================

         We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has thirty-seven sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

THE PORTFOLIOS

======================================================================
The Portfolios are mutual funds in which the Variable Account invests.
======================================================================

The Separate Account currently invests in the shares of the ProFund Portfolios. The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Portfolios available under the contract are as follows:

         The PROFUND VP BULL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500(R) Index.

         The PROFUND VP SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index.

         The PROFUND VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R).

         The PROFUND VP ASIA 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

         The PROFUND VP JAPAN seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts in the United States.

         The PROFUND VP EUROPE 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

         The PROFUND VP MID-CAP VALUE seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index.

         The PROFUND VP MID-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index.

         The PROFUND VP SMALL-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index.

         The PROFUND VP SMALL-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index.

         The PROFUND VP U.S. GOVERNMENT PLUS seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) of the daily price movement of the most recently issued 30-year Treasury Bond ("Long Bond") If ProFund VP U.S. Government Plus is successful in meeting its objective, the net asset value of its shares should increase 125% as much as any daily increase n the price of the Long Bond on a given day. Conversely, the net asset value of shares of ProFund VP U.S. Government Plus should decrease 125% as much as any daily decrease in the price of the Long Bond on a given day.

         The PROFUND VP BULL PLUS seeks daily investment results, before fees and expenses, that correspond to one and a half times (150%) the daily performance of the S&P 500(R) Index. If ProFund VP Bull Plus is successful in meeting its objective, it should gain approximately on and a half times as much as the S&P 500 Index wht the prices of the securities tin the S&P 500 Index rise on a given day and should lose approximately on and a half times as much when such prices decline on a given day.

         The PROFUND VP ULTRAMID-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If ProFund VP UltraMid-Cap is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in the S&P mid Cap 400 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

         The PROFUND VP ULTRASMALL-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If ProFund VP UltraSmall-Cap is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in the Russell 2000 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

         The PROFUND VP ULTRA OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ 100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

         The PROFUND VP BEAR seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite ) daily performance of the S&P 500(R) Index. If ProFund VP Bear is successful in meeting its objective, the net asset value of ProFund VP Bear shares should increase in proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of ProFund VP Bear shares should decrease in proportion to any daily increase in the level of the S&P 500 Index.

         The PROFUND VP SHORT SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000(R) Index. If ProFund VP Short Small-Cap is successful in meeting its objective, the net asset value of ProFund VP Short Small-Cap shares should increase in proportion to any daily decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares of ProFund VP Short Small-Cap should decrease in proportion to any daily increase in the lvel of Russell 2000 Index.

         The PROFUND VP SHORT OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If ProFund VP Short OTC is successful in meeting its objective, the net asset value of ProFund VP Short OTC shares should increase in proportion to any daily decrease in the level of the NASDAQ-100 Index. Conversely, the net asset value of share of ProFund VP Short OTC should decrease in proportion to any daily increase in the level of the NASDAQ 100 Index.

         The PROFUND VP RISING RATES OPPORTUNITY seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If ProFund VP Rising Rates Opportunity is successful in meeting its objective, the net asset value of ProFund VP Rising Rates Opportunity should decrease in proportion to any daily increase in the price of the Long Bond. Conversely, the net asset value of shares of ProFund VP Rising Rates Opportunity should increase in proportion to any daily decrease in the price of the Long Bond.

         The PROFUND VP BANKS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

         The PROFUND VP BASIC MATERIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

         The PROFUND VP BIOTECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

         The PROFUND VP CONSUMER CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

         The PROFUND VP CONSUMER NON-CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Non-Cyclical Sector Index.

         The PROFUND VP ENERGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index.

         The PROFUND VP FINANCIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index.

         The PROFUND VP HEALTHCARE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index.

         The PROFUND VP INDUSTRIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index.

         The PROFUND VP INTERNET seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

         The PROFUND VP PHARMACEUTICALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

         The PROFUND VP PRECIOUS METALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index.

         The PROFUND VP REAL ESTATE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

         The PROFUND VP SEMICONDUCTOR seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.

         The PROFUND VP TECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index.

         The PROFUND VP TELECOMMUNICATIONS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

         The PROFUND VP UTILITIES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index.

         The PROFUND VP MONEY MARKET seeks as high a level of current income as is consistent with liquidity and the preservation of capital.

         A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in each Portfolio's prospectus which we provided to you along with this Prospectus. The Portfolios prospectus should be read carefully before investing.

         If the shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another portfolio or another open-end registered investment company. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940
Act).

=============================================
You instruct us how to vote Portfolio shares.
=============================================

         We will vote shares of the Portfolios held in the Variable Account at the Portfolios shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Portfolio proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this Prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

=============================================================================
The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.
=============================================================================

         Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment. Purchase payments must be in U.S. dollars.

         Your purchase payment will be allocated to the ProFund VP Money Market Portfolio.

CUT-OFF TIMES

         Any financial transaction involving your contract received by us at our Annuity Service Office no later than one hour prior to any announced closing of the New York Stock Exchange (generally 3:00 p.m. Eastern time) will take effect as of the valuation period that day ("Same Day Processing"). Any financial transaction involving your contract received by us at our Annuity Service Office after 3:00 p.m., but prior to the end of the valuation period that day, will take effect as of the valuation period the next business day ("Next Day Processing). Financial transactions subject to the cut-off time are transfers, partial withdrawals, full withdrawals and purchase payments. The Company reserves the right to change the cut-off times.

ACCUMULATION UNITS

=============================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.
=============================================================================

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail prior to the 3:00 p.m. cut off time will receive Same Day Processing and be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. However, initial purchase payments received after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will usually receive Next Day Processing, and in any event will be credited not later than two business days after our receipt of all information necessary for issuing the contract (see "CUT-OFF TIMES"). You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers prior to the 3:00 p.m. cut-off time will receive Same Day Processing and will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                           - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                           - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

TRANSFERS AMONG INVESTMENT OPTIONS

=============================================================
Amounts invested may be transferred among investment options.
=============================================================


         During the accumulation period, you may transfer amounts among the investment options at any time. Transfer requests must be submitted in writing (faxed transfer requests will not be permitted) or by any other means acceptable to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. Transfer requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Transfer requests received at our Annuity Service Office after the 3:00 cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES"). We reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law). We currently have no intention of limiting transfers or refusing transfer requests, however, we reserve the right to do so in the future.


         Currently, the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party (see "THIRD PARTY TRANSFERS").

WITHDRAWALS

===========================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
===========================================================================

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. Faxed withdrawal requests are not permitted. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans (including unpaid interest) provided such request is received prior to 3:00 p.m. (see "CUT-OFF TIMES"). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION".

         Withdrawal requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Withdrawal requests received at our Annuity Service Office after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES").

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix B: "Qualified Plan Types").

DEATH BENEFIT DURING ACCUMULATION PERIOD

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit.
================================================================================

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. (See " FEDERAL TAX MATTERS" and Appendix B "Qualified Plan Types").

         AMOUNT OF DEATH BENEFIT. If any owner dies the death benefit will be equal to the contract value.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         -        a certified copy of a death certificate;

         - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

         -        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         -        No additional purchase payments may be made.

         - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit equal to the contract value will be paid upon the death of the spouse.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

GENERAL

========================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
========================================================================

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

============================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
============================================================================

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your written transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Faxed transfer requests are not permitted. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES"). Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

RIGHT TO REVIEW CONTRACT

=================================================
You have a ten-day right to cancel your contract.
=================================================

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. During the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

         If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

============================================================
You are entitled to exercise all rights under your contract.
============================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

=======================================================
The "annuitant" is either you or someone you designate.
=======================================================

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

=============================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
=============================================================================

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

========================================================
The fixed account investment options are not securities.
========================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

===================================================================
Fixed account investment options guarantee interest of at least 3%.
===================================================================

         INVESTMENT OPTIONS. Transfers may be made to the one-year fixed account investment option.

Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         INVESTMENT ACCOUNTS. Transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

========================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
========================================================================

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment options to the variable account investment options only at the end of a guaranteed period. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix B "Qualified Plan Types").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTION. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying Portfolio prospectuses.

ADMINISTRATION FEES

===================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.
===================================================================

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. The expense risk we assume is the risk that the administration charges or distribution charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES

==========================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
==========================================================================

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contracts, or

         - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 1.50% of purchase payments plus 1.50% if the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                              FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

===============================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
===============================================================================

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS

========================================================================
A portion of each annuity payment is usually taxable as ordinary income.
========================================================================

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

         - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

============================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.
============================================================================

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

         -        received on or after the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

QUALIFIED RETIREMENT PLANS

===============================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.
===============================================================================

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix B to this Prospectus. Appendix B also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan, you should consult a tax advisor.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

FEDERAL INCOME TAX WITHHOLDING

============================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
============================================================================

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

PERFORMANCE DATA

============================================
We may advertise our investment performance.
============================================

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the Portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolio from the inception date of the Portfolio, adjusted to reflect current contract charges.

THIRD PARTY TRANSFERS

         The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party. YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH THIRD PARTY SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

DISTRIBUTION OF CONTRACTS

============================================
We pay broker-dealers to sell the contracts.
============================================

         Manulife Financial Securities LLC ("Manulife FinancialSecurities") is a Delaware limited liability company that is controlled by Manulife USA. Manulife Financial Securities is the principal underwriter and exclusive distributor of the contracts. Manulife Financial Securities is a broker-dealer registered under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as our insurance agent. Manulife Financial Securities is located at 73 Tremont Street, Boston, Massachusetts 02108.

         We have entered into an Underwriting and Distribution Agreement with MSS where we appointed MSS the principal underwriter and exclusive representative for the distribution of all insurance products and authorized MSS to enter into agreements with selling broker-dealers and general agents for the distribution of the products. Sales of the contracts will be made by registered representatives of broker-dealers authorized by us and MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. MSS will pay distribution compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.50% of purchase payments plus 1.50% of the contract value per year commencing one year after each purchase payment.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 55013, Boston, Massachusetts 02205-5013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above, we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each Portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that Portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each Portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55013, Boston, Massachusetts 02205-5013.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Portfolio may be determined.

         THE CODE - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT OPTIONS - The investment choices available to contract owners. Currently there are thirty-seven variable investment options under the contract.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. The maturity date will not be later than the annuitant's 90th birthday.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO - A mutual fund in which the Variable Account invests.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit equal to contract value.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs.

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence.

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

        -         made after the owner attains age 59 1/2;

        -         made after the owner's death;

        -         attributable to the owner being disabled; or

        - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

        - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

        -         earnings on those contributions, and

        - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of anothertax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B
         Information Contained in a Statement of Additional Information

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------

                                       of

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York, at the mailing address of the Annuity Service Office at P.O. 9013, Boston, MA 02205-9013 or by telephoning
(800) 551-2078.


    The date of this Statement of Additional Information is May 1, 2003.


              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                            Valhalla, New York 10595
                                 (877) 391-3748

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                    Page
General Information and History..................................................................    3
Performance Data.................................................................................    3
State Premium Taxes..............................................................................
Services
        Independent Auditors.....................................................................
        Servicing Agent..........................................................................
        Principal Underwriter....................................................................
Appendix A - State Premium Taxes.................................................................
Appendix B - Performance Data - Series I Shares..................................................
Appendix C - Performance Data - Series II Shares.................................................
Appendix D - Performance Data - American Insurance Funds.........................................
Audited Financial Statements.....................................................................

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of Manulife USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and

         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees and administrative fees) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, November 6, 1998, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


                              STATE PREMIUM TAXES



         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners.

                                    SERVICES



INDEPENDENT AUDITORS



         The audited financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2001 and 2000 and for the three years in the period ended December 31, 2001 and the financial statements of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2001 and for the two years in the period ended December 31, 2000 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



SERVICING AGENT



         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:



         -    daily updates on:



              -   accumulation unit values,



              -   variable annuity participants and transactions, and



              -   agent production and commissions;



         -    semimonthly commission statements;



         - monthly summaries of agent production and daily transaction reports;



         -    semiannual statements for contract owners; and



         -    annual contract owner tax reports.



We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.



PRINCIPAL UNDERWRITER



  Manufacturers Securities Services LLC, ("MSS"), a Delaware limited liability company controlled by Manulife USA, served. MSS serves as principal underwriter of the contracts prior to January 1, 2002. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 2001, 2000 and1999 was $31,940,385, $18,336,236 and $15,407,826, respectively.
 MSS did not retain any of these amounts during such periods. Effective January 1, 2002, Manulife Financial Securities LLC became the principal underwriter of the contracts.

                                   APPENDIX A



STATE PREMIUM TAXES



         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.



                                             TAX RATE
                                             --------
                                  QUALIFIED             NON-QUALIFIED
STATE                             CONTRACTS               CONTRACTS
----------------------------------------------------------------------
CALIFORNIA                          0.50%                   2.35%
MAINE                               0.00%                   2.00%
NEVADA                             .0.00%                   3.50%
PUERTO RICO                         1.00%                   1.00%
SOUTH DAKOTA*                      .0.00%                   1.25%
WEST VIRGINIA                       1.00%                   1.00%
WYOMING                             0.00%                   1.00%



* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX B



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR          5 YEAR         WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
Internet Technologies                      -46.98%           N/A                -51.89%              05/01/00
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets               -19.92%           N/A                -10.18%              01/01/97
-------------------------------------------------------------------------------------------------------------
Telecommunications                           N/A             N/A                -37.26%              04/30/01
-------------------------------------------------------------------------------------------------------------
Science & Technology                       -42.22%           N/A                  2.46%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Small Cap                    -32.23%          -1.29%                0.16%              03/04/96
-------------------------------------------------------------------------------------------------------------
Health Sciences                              N/A             N/A                  7.13%              04/30/01
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                          -27.20%           N/A                 -0.53%              01/01/97
-------------------------------------------------------------------------------------------------------------
Emerging Small Company                     -23.53%           N/A                  7.07%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Blend                         -3.92%           N/A                 -1.34%              05/03/99
-------------------------------------------------------------------------------------------------------------
Dynamic Growth                             -41.23%           N/A                -44.79%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               N/A             N/A                -17.17%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                        N/A             N/A                -16.22%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              -12.46%           N/A                 -6.98%              05/03/99
-------------------------------------------------------------------------------------------------------------
All Cap Growth                             -25.03%           6.02%                6.11%              03/04/96
-------------------------------------------------------------------------------------------------------------
Financial Services                           N/A             N/A                 -7.96%              04/30/01
-------------------------------------------------------------------------------------------------------------
Overseas                                   -22.40%          -2.18%                0.62%              01/09/95
-------------------------------------------------------------------------------------------------------------
International Stock                        -22.83%           N/A                 -1.61%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Value                        -11.45%           N/A                 -6.47%              05/03/99
-------------------------------------------------------------------------------------------------------------
Capital Appreciation                       -19.76%           N/A                -26.17%              11/01/00
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)                 -16.65%           4.02%               10.24%              11/02/92
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                         N/A             N/A                -19.30%              04/30/01
-------------------------------------------------------------------------------------------------------------
Global Equity                              -17.47%           4.03%                7.47%              11/02/92
-------------------------------------------------------------------------------------------------------------
Strategic Growth                             N/A             N/A                -12.81%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth                                     -22.66%           2.33%                3.88%              07/15/96
-------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -19.17%           2.90%                5.82%              11/02/92
-------------------------------------------------------------------------------------------------------------
All Cap Value                                N/A             N/A                 -0.21%              04/30/01
-------------------------------------------------------------------------------------------------------------
Capital Opportunities                        N/A             N/A                -15.35%              04/30/01
-------------------------------------------------------------------------------------------------------------
Quantitative Equity                        -24.22%           N/A                  8.78%              01/01/97
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           -16.02%           8.29%                8.06%              12/11/92
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Utilities                                    N/A             N/A                -26.05%              04/30/01
-------------------------------------------------------------------------------------------------------------
Real Estate Securities                       1.45%           N/A                  2.17%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Value                          4.78%           N/A                  0.79%              10/01/97
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                                N/A             N/A                  3.56%              04/30/01
-------------------------------------------------------------------------------------------------------------
Value                                        1.72%           N/A                  6.72%              01/01/97
-------------------------------------------------------------------------------------------------------------
Tactical Allocation                        -14.81%           N/A                -11.49%              05/01/00
-------------------------------------------------------------------------------------------------------------
Fundamental Value                            N/A             N/A                 -7.20%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth & Income                            -12.74%           8.67%               11.15%              11/02/92
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -4.15%           N/A                 -0.58%              05/03/99
-------------------------------------------------------------------------------------------------------------
Equity-Income                               -0.38%           9.07%               10.62%              02/19/93
-------------------------------------------------------------------------------------------------------------
Income & Value                              -0.68%           7.18%                7.49%              11/02/92
-------------------------------------------------------------------------------------------------------------
Balanced                                   -11.67%           N/A                 -0.03%              01/01/97
-------------------------------------------------------------------------------------------------------------
High Yield                                  -7.03%           N/A                 -0.18%              01/01/97
-------------------------------------------------------------------------------------------------------------
Strategic Bond                               4.50%           3.84%                5.30%              02/19/93
-------------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR          5 YEAR         WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
Global Bond                                 -1.13%          -0.54%                3.94%              11/02/92
-------------------------------------------------------------------------------------------------------------
Total Return                                 6.50%           N/A                  4.94%              05/03/99
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      5.56%           4.85%                4.89%              11/02/92
-------------------------------------------------------------------------------------------------------------
Diversified Bond                             5.33%           6.21%                6.21%              11/02/92
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   5.27%           4.92%                4.69%              11/02/92
-------------------------------------------------------------------------------------------------------------
Money Market                                 1.88%           3.14%                2.86%              11/02/92
-------------------------------------------------------------------------------------------------------------
Small Cap Index                             -0.17%           N/A                 -4.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
International Index                        -23.69%           N/A                -20.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Index                               -3.35%           N/A                  1.46%              05/01/00
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index                   -12.87%           N/A                -14.14%              05/01/00
-------------------------------------------------------------------------------------------------------------
500 Index                                  -13.81%           N/A                -14.43%              05/01/00
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -15.10%           N/A                  0.11%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -10.54%           N/A                  2.76%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.34%           N/A                  4.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -2.72%           N/A                  5.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   1.53%           N/A                  5.71%              01/07/97
-------------------------------------------------------------------------------------------------------------

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

(B) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR          5 YEAR         WHICHEVER IS SHORTER         DATE
-------------------------------------------------------------------------------------------------------------
Internet Technologies                      -46.98%           N/A                -51.89%              05/01/00
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets               -19.92%         -10.31%               -5.82%              10/04/94
-------------------------------------------------------------------------------------------------------------
Telecommunications                           N/A             N/A                -37.26%              04/30/01
-------------------------------------------------------------------------------------------------------------
Science & Technology                       -42.22%           N/A                  2.46%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Small Cap                    -32.23%          -1.29%                0.16%              03/04/96
-------------------------------------------------------------------------------------------------------------
Health Sciences                              N/A             N/A                  7.13%              04/30/01
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                          -27.20%           N/A                 -0.53%              01/01/97
-------------------------------------------------------------------------------------------------------------
Emerging Small Company                     -23.53%           N/A                  7.07%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Blend                         -3.92%           N/A                 -1.34%              05/03/99
-------------------------------------------------------------------------------------------------------------
Dynamic Growth                             -41.23%           N/A                -44.79%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               N/A             N/A                -17.17%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                        N/A             N/A                -16.22%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              -12.46%           N/A                 -6.98%              05/03/99
-------------------------------------------------------------------------------------------------------------
All Cap Growth                             -25.03%           6.02%                6.11%              03/04/96
-------------------------------------------------------------------------------------------------------------
Financial Services                           N/A             N/A                 -7.96%              04/30/01
-------------------------------------------------------------------------------------------------------------
Overseas                                   -22.40%          -2.18%                0.62%              01/09/95
-------------------------------------------------------------------------------------------------------------
International Stock                        -22.83%           N/A                 -1.61%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Value                        -11.45%           N/A                 -6.47%              05/03/99
-------------------------------------------------------------------------------------------------------------
Capital Appreciation                       -19.76%           N/A                -26.17%              11/01/00
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)                 -16.65%           4.02%                9.16%              06/18/85
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                         N/A             N/A                -19.30%              04/30/01
-------------------------------------------------------------------------------------------------------------
Global Equity                              -17.47%           4.03%                6.21%              03/18/88
-------------------------------------------------------------------------------------------------------------
Strategic Growth                             N/A             N/A                -12.81%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth                                     -22.66%           2.33%                3.88%              07/15/96
-------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -19.17%           2.90%                5.74%              08/03/89
-------------------------------------------------------------------------------------------------------------
All Cap Value                                N/A             N/A                 -0.21%              04/30/01
-------------------------------------------------------------------------------------------------------------
Capital Opportunities                        N/A             N/A                -15.35%              04/30/01
-------------------------------------------------------------------------------------------------------------
Quantitative Equity                        -24.22%           8.64%                9.36%              04/30/87
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           -16.02%           8.29%                8.06%              12/11/92
-------------------------------------------------------------------------------------------------------------
Utilities                                    N/A             N/A                -26.05%              04/30/01
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Real Estate Securities                       1.45%           1.68%                8.42%              04/30/87
-------------------------------------------------------------------------------------------------------------
Small Company Value                          4.78%           N/A                  0.79%              10/01/97
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                                N/A             N/A                  3.56%              04/30/01
-------------------------------------------------------------------------------------------------------------
Value                                        1.72%           N/A                  6.72%              01/01/97
-------------------------------------------------------------------------------------------------------------
Tactical Allocation                        -14.81%           N/A                -11.49%              05/01/00
-------------------------------------------------------------------------------------------------------------
Fundamental Value                            N/A             N/A                 -7.20%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth & Income                            -12.74%           8.67%               10.66%              04/23/91
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -4.15%           N/A                 -0.58%              05/03/99
-------------------------------------------------------------------------------------------------------------
Equity-Income                               -0.38%           9.07%               10.62%              02/19/93
-------------------------------------------------------------------------------------------------------------
Income & Value                              -0.68%           7.18%                7.32%              08/03/89
-------------------------------------------------------------------------------------------------------------
Balanced                                   -11.67%           N/A                 -0.03%              01/01/97
-------------------------------------------------------------------------------------------------------------
High Yield                                  -7.03%           N/A                 -0.18%              01/01/97
-------------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                   1 YEAR          5 YEAR         WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strategic Bond                               4.50%           3.84%                5.30%              02/19/93
-------------------------------------------------------------------------------------------------------------
Global Bond                                 -1.13%          -0.54%                3.65%              03/18/88
-------------------------------------------------------------------------------------------------------------
Total Return                                 6.50%           N/A                  4.94%              05/03/99
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      5.56%           4.85%                4.87%              06/18/85
-------------------------------------------------------------------------------------------------------------
Diversified Bond                             5.33%           6.21%                6.09%              08/03/89
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   5.27%           4.92%                4.67%              03/18/88
-------------------------------------------------------------------------------------------------------------
Money Market                                 1.88%           3.14%                2.77%              06/18/85
-------------------------------------------------------------------------------------------------------------
Small Cap Index                             -0.17%           N/A                 -4.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
International Index                        -23.69%           N/A                -20.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Index                               -3.35%           N/A                  1.46%              05/01/00
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index                   -12.87%           N/A                -14.14%              05/01/00
-------------------------------------------------------------------------------------------------------------
500 Index                                  -13.81%           N/A                -14.43%              05/01/00
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -15.10%           N/A                  0.11%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -10.54%           N/A                  2.76%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.34%           N/A                  4.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -2.72%           N/A                  5.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   1.53%           N/A                  5.71%              01/07/97
-------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(C) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002


                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------
Internet Technologies                      -46.98%           N/A                -51.89%              05/01/00
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets               -19.92%         -10.31%              -10.18%              10/04/94
-------------------------------------------------------------------------------------------------------------
Telecommunications                           N/A             N/A                -37.26%              04/30/01
-------------------------------------------------------------------------------------------------------------
Science & Technology                       -42.22%           N/A                  2.46%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Small Cap                    -32.23%          -1.29%                0.16%              03/04/96
-------------------------------------------------------------------------------------------------------------
Health Sciences                              N/A             N/A                  7.13%              04/30/01
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                          -27.20%           N/A                 -0.53%              01/01/97
-------------------------------------------------------------------------------------------------------------
Emerging Small Company                     -23.53%           N/A                  7.07%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Blend                         -3.92%           N/A                 -1.34%              05/03/99
-------------------------------------------------------------------------------------------------------------
Dynamic Growth                             -41.23%           N/A                -44.79%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               N/A             N/A                -17.17%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                        N/A             N/A                -16.22%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              -12.46%           N/A                 -6.98%              05/03/99
-------------------------------------------------------------------------------------------------------------
All Cap Growth                             -25.03%           6.02%                6.11%              03/04/96
-------------------------------------------------------------------------------------------------------------
Financial Services                           N/A             N/A                 -7.96%              04/30/01
-------------------------------------------------------------------------------------------------------------
Overseas                                   -22.40%          -2.18%                0.62%              01/09/95
-------------------------------------------------------------------------------------------------------------
International Stock                        -22.83%           N/A                 -1.61%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Value                        -11.45%           N/A                 -6.47%              05/03/99
-------------------------------------------------------------------------------------------------------------
Capital Appreciation                       -19.76%           N/A                -26.17%              11/01/00
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)                 -16.65%           4.02%               10.24%              06/18/85
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                         N/A             N/A                -19.30%              04/30/01
-------------------------------------------------------------------------------------------------------------
Global Equity                              -17.47%           4.03%                7.47%              03/18/88
-------------------------------------------------------------------------------------------------------------
Strategic Growth                             N/A             N/A                -12.81%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth                                     -22.66%           2.33%                3.88%              07/15/96
-------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -19.17%           2.90%                5.82%              08/03/89
-------------------------------------------------------------------------------------------------------------
All Cap Value                                N/A             N/A                 -0.21%              04/30/01
-------------------------------------------------------------------------------------------------------------
Capital Opportunities                        N/A             N/A                -15.35%              04/30/01
-------------------------------------------------------------------------------------------------------------
Quantitative Equity                        -24.22%           8.64%                8.78%              04/30/87
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           -16.02%           8.29%                8.06%              12/11/92
-------------------------------------------------------------------------------------------------------------
Utilities                                    N/A             N/A                -26.05%              04/30/01
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Real Estate Securities                       1.45%           1.68%                2.17%              04/30/87
-------------------------------------------------------------------------------------------------------------
Small Company Value                          4.78%           N/A                  0.79%              10/01/97
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                                N/A             N/A                  3.56%              04/30/01
-------------------------------------------------------------------------------------------------------------
Value                                        1.72%           N/A                  6.72%              01/01/97
-------------------------------------------------------------------------------------------------------------
Tactical Allocation                        -14.81%           N/A                -11.49%              05/01/00
-------------------------------------------------------------------------------------------------------------
Fundamental Value                            N/A             N/A                 -7.20%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth & Income                            -12.74%           8.67%               11.15%              04/23/91
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -4.15%           N/A                 -0.58%              05/03/99
-------------------------------------------------------------------------------------------------------------
Equity-Income                               -0.38%           9.07%               10.62%              02/19/93
-------------------------------------------------------------------------------------------------------------
Income & Value                              -0.68%           7.18%                7.49%              08/03/89
-------------------------------------------------------------------------------------------------------------
Balanced                                   -11.67%           N/A                 -0.03%              01/01/97
-------------------------------------------------------------------------------------------------------------
High Yield                                  -7.03%           N/A                 -0.18%              01/01/97
-------------------------------------------------------------------------------------------------------------

                                                                            SINCE INCEPTION
                                                                               OR 10 YEARS,         INCEPTION
PORTFOLIO                                   1 YEAR          5 YEAR         WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strategic Bond                               4.50%           3.84%                5.30%              02/19/93
-------------------------------------------------------------------------------------------------------------
Global Bond                                 -1.13%          -0.54%                3.94%              03/18/88
-------------------------------------------------------------------------------------------------------------
Total Return                                 6.50%           N/A                  4.94%              05/03/99
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      5.56%           4.85%                4.89%              06/18/85
-------------------------------------------------------------------------------------------------------------
Diversified Bond                             5.33%           6.21%                6.21%              08/03/89
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   5.27%           4.92%                4.69%              03/18/88
-------------------------------------------------------------------------------------------------------------
Money Market                                 1.88%           3.14%                2.86%              06/18/85
-------------------------------------------------------------------------------------------------------------
Small Cap Index                             -0.17%           N/A                 -4.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
International Index                        -23.69%           N/A                -20.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Index                               -3.35%           N/A                  1.46%              05/01/00
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index                   -12.87%           N/A                -14.14%              05/01/00
-------------------------------------------------------------------------------------------------------------
500 Index                                  -13.81%           N/A                -14.43%              05/01/00
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -15.10%           N/A                  0.11%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -10.54%           N/A                  2.76%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.34%           N/A                  4.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -2.72%           N/A                  5.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   1.53%           N/A                  5.71%              01/07/97
-------------------------------------------------------------------------------------------------------------

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B) 10 year average annual return.

(C) Formerly, Mid Cap Blend.

                                   APPENDIX C



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR          5 YEAR         WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
Internet Technologies                      -46.98%           N/A                -51.89%              05/01/00
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets               -19.92%           N/A                -10.18%              01/01/97
-------------------------------------------------------------------------------------------------------------
Telecommunications                           N/A             N/A                -37.26%              04/30/01
-------------------------------------------------------------------------------------------------------------
Science & Technology                       -42.22%           N/A                  2.46%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Small Cap                    -32.23%          -1.29%                0.16%              03/04/96
-------------------------------------------------------------------------------------------------------------
Health Sciences                              N/A             N/A                  7.13%              04/30/01
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                          -27.20%           N/A                 -0.53%              01/01/97
-------------------------------------------------------------------------------------------------------------
Emerging Small Company                     -23.53%           N/A                  7.07%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Blend                         -3.92%           N/A                 -1.34%              05/03/99
-------------------------------------------------------------------------------------------------------------
Dynamic Growth                             -41.23%           N/A                -44.79%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               N/A             N/A                -17.17%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                        N/A             N/A                -16.22%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              -12.46%           N/A                 -6.98%              05/03/99
-------------------------------------------------------------------------------------------------------------
All Cap Growth                             -25.03%           6.02%                6.11%              03/04/96
-------------------------------------------------------------------------------------------------------------
Financial Services                           N/A             N/A                 -7.96%              04/30/01
-------------------------------------------------------------------------------------------------------------
Overseas                                   -22.40%          -2.18%                0.62%              01/09/95
-------------------------------------------------------------------------------------------------------------
International Stock                        -22.83%           N/A                 -1.61%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Value                        -11.45%           N/A                 -6.47%              05/03/99
-------------------------------------------------------------------------------------------------------------
Capital Appreciation                       -19.76%           N/A                -26.17%              11/01/00
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)                 -16.65%           4.02%               10.24%              11/02/92
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                         N/A             N/A                -19.30%              04/30/01
-------------------------------------------------------------------------------------------------------------
Global Equity                              -17.47%           4.03%                7.47%              11/02/92
-------------------------------------------------------------------------------------------------------------
Strategic Growth                             N/A             N/A                -12.81%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth                                     -22.66%           2.33%                3.88%              07/15/96
-------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -19.17%           2.90%                5.82%              11/02/92
-------------------------------------------------------------------------------------------------------------
All Cap Value                                N/A             N/A                 -0.21%              04/30/01
-------------------------------------------------------------------------------------------------------------
Capital Opportunities                        N/A             N/A                -15.35%              04/30/01
-------------------------------------------------------------------------------------------------------------
Quantitative Equity                        -24.22%           N/A                  8.78%              01/01/97
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           -16.02%           8.29%                8.06%              12/11/92
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Utilities                                    N/A             N/A                -26.05%              04/30/01
-------------------------------------------------------------------------------------------------------------
Real Estate Securities                       1.45%           N/A                  2.17%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Value                          4.78%           N/A                  0.79%              10/01/97
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                                N/A             N/A                  3.56%              04/30/01
-------------------------------------------------------------------------------------------------------------
Value                                        1.72%           N/A                  6.72%              01/01/97
-------------------------------------------------------------------------------------------------------------
Tactical Allocation                        -14.81%           N/A                -11.49%              05/01/00
-------------------------------------------------------------------------------------------------------------
Fundamental Value                            N/A             N/A                 -7.20%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth & Income                            -12.74%           8.67%               11.15%              11/02/92
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -4.15%           N/A                 -0.58%              05/03/99
-------------------------------------------------------------------------------------------------------------
Equity-Income                               -0.38%           9.07%               10.62%              02/19/93
-------------------------------------------------------------------------------------------------------------
Income & Value                              -0.68%           7.18%                7.49%              11/02/92
-------------------------------------------------------------------------------------------------------------
Balanced                                   -11.67%           N/A                 -0.03%              01/01/97
-------------------------------------------------------------------------------------------------------------
High Yield                                  -7.03%           N/A                 -0.18%              01/01/97
-------------------------------------------------------------------------------------------------------------
Strategic Bond                               4.50%           3.84%                5.30%              02/19/93
-------------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                   1 YEAR          5 YEAR        WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
Global Bond                                 -1.13%          -0.54%                3.94%              11/02/92
-------------------------------------------------------------------------------------------------------------
Total Return                                 6.50%           N/A                  4.94%              05/03/99
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      5.56%           4.85%                4.89%              11/02/92
-------------------------------------------------------------------------------------------------------------
Diversified Bond                             5.33%           6.21%                6.21%              11/02/92
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   5.27%           4.92%                4.69%              11/02/92
-------------------------------------------------------------------------------------------------------------
Money Market                                 1.88%           3.14%                2.86%              11/02/92
-------------------------------------------------------------------------------------------------------------
Small Cap Index                             -0.17%           N/A                 -4.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
International Index                        -23.69%           N/A                -20.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Index                               -3.35%           N/A                  1.46%              05/01/00
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index                   -12.87%           N/A                -14.14%              05/01/00
-------------------------------------------------------------------------------------------------------------
500 Index                                  -13.81%           N/A                -14.43%              05/01/00
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -15.10%           N/A                  0.11%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -10.54%           N/A                  2.76%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.34%           N/A                  4.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -2.72%           N/A                  5.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   1.53%           N/A                  5.71%              01/07/97
-------------------------------------------------------------------------------------------------------------



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                  1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------
Internet Technologies                      -46.98%           N/A                -51.89%              05/01/00
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets               -19.92%         -10.31%               -5.82%              10/04/94
-------------------------------------------------------------------------------------------------------------
Telecommunications                           N/A             N/A                -37.26%              04/30/01
-------------------------------------------------------------------------------------------------------------
Science & Technology                       -42.22%           N/A                  2.46%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Small Cap                    -32.23%          -1.29%                0.16%              03/04/96
-------------------------------------------------------------------------------------------------------------
Health Sciences                              N/A             N/A                  7.13%              04/30/01
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                          -27.20%           N/A                 -0.53%              01/01/97
-------------------------------------------------------------------------------------------------------------
Emerging Small Company                     -23.53%           N/A                  7.07%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Blend                         -3.92%           N/A                 -1.34%              05/03/99
-------------------------------------------------------------------------------------------------------------
Dynamic Growth                             -41.23%           N/A                -44.79%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               N/A             N/A                -17.17%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                        N/A             N/A                -16.22%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              -12.46%           N/A                 -6.98%              05/03/99
-------------------------------------------------------------------------------------------------------------
All Cap Growth                             -25.03%           6.02%                6.11%              03/04/96
-------------------------------------------------------------------------------------------------------------
Financial Services                           N/A             N/A                 -7.96%              04/30/01
-------------------------------------------------------------------------------------------------------------
Overseas                                   -22.40%          -2.18%                0.62%              01/09/95
-------------------------------------------------------------------------------------------------------------
International Stock                        -22.83%           N/A                 -1.61%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Value                        -11.45%           N/A                 -6.47%              05/03/99
-------------------------------------------------------------------------------------------------------------
Capital Appreciation                       -19.76%           N/A                -26.17%              11/01/00
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)                 -16.65%           4.02%                9.16%              06/18/85
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                         N/A             N/A                -19.30%              04/30/01
-------------------------------------------------------------------------------------------------------------
Global Equity                              -17.47%           4.03%                6.21%              03/18/88
-------------------------------------------------------------------------------------------------------------
Strategic Growth                             N/A             N/A                -12.81%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth                                     -22.66%           2.33%                3.88%              07/15/96
-------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -19.17%           2.90%                5.74%              08/03/89
-------------------------------------------------------------------------------------------------------------
All Cap Value                                N/A             N/A                 -0.21%              04/30/01
-------------------------------------------------------------------------------------------------------------
Capital Opportunities                        N/A             N/A                -15.35%              04/30/01
-------------------------------------------------------------------------------------------------------------
Quantitative Equity                        -24.22%           8.64%                9.36%              04/30/87
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           -16.02%           8.29%                8.06%              12/11/92
-------------------------------------------------------------------------------------------------------------
Utilities                                    N/A             N/A                -26.05%              04/30/01
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Real Estate Securities                       1.45%           1.68%                8.42%              04/30/87
-------------------------------------------------------------------------------------------------------------
Small Company Value                          4.78%           N/A                  0.79%              10/01/97
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                                N/A             N/A                  3.56%              04/30/01
-------------------------------------------------------------------------------------------------------------
Value                                        1.72%           N/A                  6.72%              01/01/97
-------------------------------------------------------------------------------------------------------------
Tactical Allocation                        -14.81%           N/A                -11.49%              05/01/00
-------------------------------------------------------------------------------------------------------------
Fundamental Value                            N/A             N/A                 -7.20%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth & Income                            -12.74%           8.67%               10.66%              04/23/91
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -4.15%           N/A                 -0.58%              05/03/99
-------------------------------------------------------------------------------------------------------------
Equity-Income                               -0.38%           9.07%               10.62%              02/19/93
-------------------------------------------------------------------------------------------------------------
Income & Value                              -0.68%           7.18%                7.32%              08/03/89
-------------------------------------------------------------------------------------------------------------
Balanced                                   -11.67%           N/A                 -0.03%              01/01/97
-------------------------------------------------------------------------------------------------------------
High Yield                                  -7.03%           N/A                 -0.18%              01/01/97
-------------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                              OR 10 YEARS,          INCEPTION
PORTFOLIO                                   1 YEAR          5 YEAR         WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strategic Bond                               4.50%           3.84%                5.30%              02/19/93
-------------------------------------------------------------------------------------------------------------
Global Bond                                 -1.13%          -0.54%                3.65%              03/18/88
-------------------------------------------------------------------------------------------------------------
Total Return                                 6.50%           N/A                  4.94%              05/03/99
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      5.56%           4.85%                4.87%              06/18/85
-------------------------------------------------------------------------------------------------------------
Diversified Bond                             5.33%           6.21%                6.09%              08/03/89
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   5.27%           4.92%                4.67%              03/18/88
-------------------------------------------------------------------------------------------------------------
Money Market                                 1.88%           3.14%                2.77%              06/18/85
-------------------------------------------------------------------------------------------------------------
Small Cap Index                             -0.17%           N/A                 -4.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
International Index                        -23.69%           N/A                -20.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Index                               -3.35%           N/A                  1.46%              05/01/00
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index                   -12.87%           N/A                -14.14%              05/01/00
-------------------------------------------------------------------------------------------------------------
500 Index                                  -13.81%           N/A                -14.43%              05/01/00
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -15.10%           N/A                  0.11%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -10.54%           N/A                  2.76%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.34%           N/A                  4.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -2.72%           N/A                  5.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   1.53%           N/A                  5.71%              01/07/97
-------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.



(C) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                            SINCE INCEPTION
                                                                               OR 10 YEARS,         INCEPTION
PORTFOLIO                                  1 YEAR          5 YEAR         WHICHEVER IS SHORTER        DATE
-------------------------------------------------------------------------------------------------------------
Internet Technologies                      -46.98%           N/A                -51.89%              05/01/00
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets               -19.92%         -10.31%              -10.18%              10/04/94
-------------------------------------------------------------------------------------------------------------
Telecommunications                           N/A             N/A                -37.26%              04/30/01
-------------------------------------------------------------------------------------------------------------
Science & Technology                       -42.22%           N/A                  2.46%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Small Cap                    -32.23%          -1.29%                0.16%              03/04/96
-------------------------------------------------------------------------------------------------------------
Health Sciences                              N/A             N/A                  7.13%              04/30/01
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                          -27.20%           N/A                 -0.53%              01/01/97
-------------------------------------------------------------------------------------------------------------
Emerging Small Company                     -23.53%           N/A                  7.07%              01/01/97
-------------------------------------------------------------------------------------------------------------
Small Company Blend                         -3.92%           N/A                 -1.34%              05/03/99
-------------------------------------------------------------------------------------------------------------
Dynamic Growth                             -41.23%           N/A                -44.79%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Growth                               N/A             N/A                -17.17%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Opportunities                        N/A             N/A                -16.22%              04/30/01
-------------------------------------------------------------------------------------------------------------
Mid Cap Stock                              -12.46%           N/A                 -6.98%              05/03/99
-------------------------------------------------------------------------------------------------------------
All Cap Growth                             -25.03%           6.02%                6.11%              03/04/96
-------------------------------------------------------------------------------------------------------------
Financial Services                           N/A             N/A                 -7.96%              04/30/01
-------------------------------------------------------------------------------------------------------------
Overseas                                   -22.40%          -2.18%                0.62%              01/09/95
-------------------------------------------------------------------------------------------------------------
International Stock                        -22.83%           N/A                 -1.61%              01/01/97
-------------------------------------------------------------------------------------------------------------
International Value                        -11.45%           N/A                 -6.47%              05/03/99
-------------------------------------------------------------------------------------------------------------
Capital Appreciation                       -19.76%           N/A                -26.17%              11/01/00
-------------------------------------------------------------------------------------------------------------
Strategic Opportunities(B)                 -16.65%           4.02%               10.24%              06/18/85
-------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap                         N/A             N/A                -19.30%              04/30/01
-------------------------------------------------------------------------------------------------------------
Global Equity                              -17.47%           4.03%                7.47%              03/18/88
-------------------------------------------------------------------------------------------------------------
Strategic Growth                             N/A             N/A                -12.81%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth                                     -22.66%           2.33%                3.88%              07/15/96
-------------------------------------------------------------------------------------------------------------
Large Cap Growth                           -19.17%           2.90%                5.82%              08/03/89
-------------------------------------------------------------------------------------------------------------
All Cap Value                                N/A             N/A                 -0.21%              04/30/01
-------------------------------------------------------------------------------------------------------------
Capital Opportunities                        N/A             N/A                -15.35%              04/30/01
-------------------------------------------------------------------------------------------------------------
Quantitative Equity                        -24.22%           8.64%                8.78%              04/30/87
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth                           -16.02%           8.29%                8.06%              12/11/92
-------------------------------------------------------------------------------------------------------------
Utilities                                    N/A             N/A                -26.05%              04/30/01
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Real Estate Securities                       1.45%           1.68%                2.17%              04/30/87
-------------------------------------------------------------------------------------------------------------
Small Company Value                          4.78%           N/A                  0.79%              10/01/97
-------------------------------------------------------------------------------------------------------------
Mid Cap Value                                N/A             N/A                  3.56%              04/30/01
-------------------------------------------------------------------------------------------------------------
Value                                        1.72%           N/A                  6.72%              01/01/97
-------------------------------------------------------------------------------------------------------------
Tactical Allocation                        -14.81%           N/A                -11.49%              05/01/00
-------------------------------------------------------------------------------------------------------------
Fundamental Value                            N/A             N/A                 -7.20%              04/30/01
-------------------------------------------------------------------------------------------------------------
Growth & Income                            -12.74%           8.67%               11.15%              04/23/91
-------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                        -4.15%           N/A                 -0.58%              05/03/99
-------------------------------------------------------------------------------------------------------------
Equity-Income                               -0.38%           9.07%               10.62%              02/19/93
-------------------------------------------------------------------------------------------------------------
Income & Value                              -0.68%           7.18%                7.49%              08/03/89
-------------------------------------------------------------------------------------------------------------
Balanced                                   -11.67%           N/A                 -0.03%              01/01/97
-------------------------------------------------------------------------------------------------------------
High Yield                                  -7.03%           N/A                 -0.18%              01/01/97
-------------------------------------------------------------------------------------------------------------

                                                                           SINCE INCEPTION
                                                                             OR 10 YEARS,           INCEPTION
PORTFOLIO                                   1 YEAR          5 YEA R        WHICHEVER IS SHORTER       DATE(A)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strategic Bond                               4.50%           3.84%                5.30%              02/19/93
-------------------------------------------------------------------------------------------------------------
Global Bond                                 -1.13%          -0.54%                3.94%              03/18/88
-------------------------------------------------------------------------------------------------------------
Total Return                                 6.50%           N/A                  4.94%              05/03/99
-------------------------------------------------------------------------------------------------------------
Investment Quality Bond                      5.56%           4.85%                4.89%              06/18/85
-------------------------------------------------------------------------------------------------------------
Diversified Bond                             5.33%           6.21%                6.21%              08/03/89
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities                   5.27%           4.92%                4.69%              03/18/88
-------------------------------------------------------------------------------------------------------------
Money Market                                 1.88%           3.14%                2.86%              06/18/85
-------------------------------------------------------------------------------------------------------------
Small Cap Index                             -0.17%           N/A                 -4.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
International Index                        -23.69%           N/A                -20.59%              05/01/00
-------------------------------------------------------------------------------------------------------------
Mid Cap Index                               -3.35%           N/A                  1.46%              05/01/00
-------------------------------------------------------------------------------------------------------------
Total Stock Market Index                   -12.87%           N/A                -14.14%              05/01/00
-------------------------------------------------------------------------------------------------------------
500 Index                                  -13.81%           N/A                -14.43%              05/01/00
-------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                  -15.10%           N/A                  0.11%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                       -10.54%           N/A                  2.76%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                      -6.34%           N/A                  4.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                      -2.72%           N/A                  5.06%              01/07/97
-------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                   1.53%           N/A                  5.71%              01/07/97
-------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.



(C) Formerly, Mid Cap Blend.

                                   APPENDIX D



                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR           5 YEAR        WHICHEVER IS SHORTER     DATE(A)
-------------------------------------------------------------------------------------------------------------
Growth Fund                                     %                %                   %
-------------------------------------------------------------------------------------------------------------
International Fund                              %                %                   %
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                %                %                   %
-------------------------------------------------------------------------------------------------------------
Growth-Income Fund                              %                %                  -%
-------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                              SINCE INCEPTION
                                                                                OR 10 YEARS,        INCEPTION
PORTFOLIO                                    1 YEAR           5 YEAR        WHICHEVER IS SHORTER     DATE(A)
-------------------------------------------------------------------------------------------------------------
Growth Fund                                     %                %                   %
-------------------------------------------------------------------------------------------------------------
International Fund                              %                %                   %
-------------------------------------------------------------------------------------------------------------
Blue Chip Growth and Income Fund                %                %                   %
-------------------------------------------------------------------------------------------------------------
Growth-Income Fund                              %                %                  -%
-------------------------------------------------------------------------------------------------------------



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                          AUDITED FINANCIAL STATEMENTS

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         Guide to Name Changes and Successions:

         The following name changes took place October 1, 1997:

                   Old Name                          New Name
         FNAL Variable Account            The Manufacturers Life Insurance
                                          Company of New York Separate Account A
         First North American Life        The Manufacturers Life Insurance
         Assurance Company                Company of New York

         The following name changes took place November 1, 1997:

                   Old Name                          New Name
         NAWL Holding Co., Inc.           Manulife-Wood Logan Holding Co., Inc.

         The following name changes took place September 24, 1999:

                   Old Name                          New Name
         Wood Logan Associates, Inc.      Manulife Wood Logan, Inc.

         On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

         (a)      Financial Statements

                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement) - TO BE FILED BY AMENDMENT

                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement) - TO BE FILED BY AMENDMENT

         (b)      Exhibits

         (1)      (a)      Resolution of the Board of Directors of First North
                           American Life Assurance Company establishing the FNAL
                           Variable Account - Incorporated by reference to
                           Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

         (2) Agreements for custody of securities and similar investments.- Not Applicable.

         (3)      (a)      Form of Underwriting and Distribution Agreement-
                                    Incorporated by reference to Exhibit 3(a) post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

                  (b)      Form of Selling Agreement between The Manufacturers
                                    Life Insurance Company of New York,
                                    Manufacturers Securities Services, LLC
                                    (Underwriter), and General Agents -
                                    Incorporated by reference to Exhibit 3(b) post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

         (4)      (a)      Specimen Single Purchase Payment Individual Deferred
                           Combination Fixed and Variable Annuity Contract,
                           Non-Participating - Previously filed as Exhibit
                           (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

                  (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement
                           Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

         (5)      (a)      Specimen Application for Single Purchase Payment
                           Individual Deferred Combination Fixed and Variable
                           Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed February 28, 2000.

         (6)      (a)(i)   Declaration of Intention and Charter of First North
                           American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (a)(iii) Certificate of amendment of the Declaration of
                           Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

                  (b) By-laws of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                           (b)(6)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

         (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

         (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                  (a)      Administrative Agreement between The Manufacturers
                                    Life Insurance Company of New York and The
                                    Manufacturers Life Insurance Company
                                    (U.S.A.) - In corporated by reference to Exhibit (8) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

                  (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

         (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.

         (10)     Written consent of Ernst & Young LLP, independent auditors -
                           TO BE FILED BY AMENDMENT

         (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

         (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

         (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21
                  - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

         (14)     (a)      Power of Attorney - The Manufacturers Life Insurance
                           Company of New York Directors - Incorporated by reference to Exhibit (7) to Form S-6, file number
                           333-33351, filed March 16, 1998.

                  (b)      Power of Attorney, James O'Malley and Thomas Borshoff
                           - Incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file number 33-79112, filed March 2, 1999.

                  (c) Power of Attorney, James D. Gallagher and James R. Boyle - Incorporated by reference to Exhibit (7)(iii) to Form S-6, file number 333-83023, filed November 1, 1999.

                  (d) Power of Attorney, Robert Cook - Incorporated by reference to Exhibit (14)(e) to Form N-4, file number 33-79112, filed February 28, 2000

                  (e) Power of Attorney, Bradford J. Race Jr. - Incorporated by reference to Exhibit (14) (e) to post-effective amendment no. 5 to this registration statement filed on April 29, 2002.

Item 25. Directors and Officers of the Depositor.

Officers and Directors of THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

NAME AND PRINCIPAL                         POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                           INSURANCE COMPANY OF NEW YORK

Bruce Avedon                               Director
6601 Hitching Post Lane
Cincinnati, OH 45230

Thomas Borshoff                            Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                             Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                Director
73 Tremont Street
Boston, MA  02108

John D. DesPrez III                        Director (Chairman)
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                           Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                         Director & President
73 Tremont Street
Boston, MA  02108

Neil M. Merkl, Esq.                        Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                          Director and VP-Pensions Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Gretchen Swanz                             Secretary and Counsel
73 Tremont Street
Boston, MA 02108

David W. Libbey                            Treasurer
500 Boylston Street
Boston, MA 02116

Nicole Humblias                            Chief Administrative Officer
73 Tremont Street
Boston, MA  02108

John Ostler                                Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Bradford J. Race Jr.                       Director
136 East 64th Street
New York, NY  10021

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART

                                                                                                 JURISDICTION OF
AFFILIATE                                                         LEGAL ID     % OF EQUITY        INCORPORATION
-------------------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                         2            100              CANADA
  The Manufacturers Life Insurance Company                             1            100              Canada
     Manulife Bank of Canada                                          58            100              Canada
     Manulife Financial Services Inc.                                190            100              Canada
     Manulife Securities International Ltd.                           79            100              Canada
     Enterprise Capital Management Inc.                                              20              Ontario
     Cantay Holdings Inc.                                             51            100              Ontario
     994744 Ontario Inc.                                             122            100              Ontario
     DomLife Realty Limited                                          108            100              Canada
     Innova LifeSciences Corporation                                                 16.01           Ontario
     1293319 Ontario Inc.                                            170            100              Ontario
     Manulife International Capital Corporation Limited              135            100              Ontario
       Golf Town Canada Inc.                                         145             63.96           Canada
       Regional Power Inc.                                           136             80              Ontario
                           ADDALAM POWER CORPORATION(1)                              50              Philippines
       VFC Inc.                                                                      25              Canada
       Luxell Technologies Inc.                                                      12.57           Ontario
       MDR Switchview Global Networks Inc.                                           10.45           Canada
     NAL Resources Management Limited                                120            100              Canada
     Seamark Asset Management Ltd.                                   118             35.01           Canada
     First North American Insurance Company                          111            100              Canada
     MLI Resources Inc.                                              194            100              Alberta
     3426505 Canada Inc.                                             161            100              Canada
     NAL Resources Limited                                           117            100              Alberta

FNA Financial Inc.                                                   115            100              Canada
  Elliot & Page Limited                                              116            100              Ontario
3550435 Canada Inc.                                                  107            100              Canada
  MFC Insurance Company Limited                                      106            100              Canada
The Manufacturers Investment Corporation                              87            100              Michigan
  Manulife Reinsurance Limited                                        67            100              Bermuda
  The Manufacturers Life Insurance Company (U.S.A.)                   19            100              Michigan
    Manufacturers Securities Services, LLC                            97             90(2)           Delaware
    The Manufacturers Life Insurance Company of New York              94            100              New York
    Manulife Financial Securities, LLC                                 5            100              Delaware
    Thornhill Leasing Investments, LLC                                               90              Delaware
    ESLS Investment Limited, LLC                                     167             25              Ohio
    Ironside Venture Partners II LLC                                 197            100              Delaware
    Ironside Venture Partners I LLC                                  196            100              Delaware
      NewRiver Investor Communications Inc.                                          14.67           Delaware
    The Manufacturers Life Insurance Company of America               17            100              Michigan
    ManuLife Service Corporation                                       7            100              Colorado
    Manulife Property Management of Washington, D.C., Inc.                          100              Wash., D.C.

                                                                                                 JURISDICTION OF
AFFILIATE                                                         LEGAL ID     % OF EQUITY        INCORPORATION
-------------------------------------------------------------------------------------------------------------------
    Manulife Capital Corporation                                     144            100              Delaware
      MF Private Capital Securities, Inc.                            119            100              Delaware
      MCC Asset Management, Inc.                                     186            100              Delaware
    Manufacturers Adviser Corporation                                  6            100              Colorado
    Manulife Leasing Co., LLC                                                        80              Delaware
    Cavalier Cable Inc.                                                             100              Delaware
    Ennal, Inc.                                                      124            100              Ohio
    Dover Leasing Investments, LLC                                                   99              Delaware
    Flex Holding, LLC                                                                27.7            Delaware
      Flex Leasing I, LLC                                                            99.99           Delaware
    Flex Leasing II, LLC                                                             19.6            Delaware
Manulife International Investment Management Limited                  64            100              U.K.
  Manulife International Fund Management Limited                                    100              U.K.
WT (SW) Properties Ltd.                                               82            100              U.K.
Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138            100              Germany
Manulife International Holdings Limited                              152            100              Bermuda
  Manulife Provident Funds Trust Company Limited                     163            100              Hong Kong
  Manulife Funds Direct (Barbados) Limited                            78            100              Barbados
    P.T. Manulife Aset Manajemen Indonesia                                           55              Indonesia
    Manulife Funds Direct (Hong Kong) Limited                                       100              Hong Kong
  Manulife (International) Limited                                    28            100              Bermuda
    The Manufacturers (Pacific Asia) Insurance Company Limited        61            100              Hong Kong
                      MANULIFE CONSULTANTS LIMITED                                  100              Hong Kong
                      MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                      100              Hong Kong
    Manulife Financial Management Limited                                           100              Hong Kong
    Manulife Financial Group Limited                                                100              Hong Kong
    Manulife Financial Investment Limited                                           100              Hong Kong
    Manulife-Sinochem Life Insurance Co. Ltd.                         43             51              China
Manulife (Vietnam) Limited                                           188            100              Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.                  164            100              Philippines
  Manulife Financial Plans, Inc.                                     187            100              Philippines
P.T. Asuransi Jiwa Manulife Indonesia                                 42             71              Indonesia
  P.T. Buanadaya Sarana Informatika                                                 100              Indonesia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                  100              Indonesia
OUB Manulife Pte. Ltd.                                                14             50              Singapore
MIL Holdings (Bermuda) Limited                                       147            100              Bermuda
  ManuLife (International) Reinsurance Limited                        34            100              Bermuda
                      MANUFACTURERS LIFE REINSURANCE LIMITED          49            100              Barbados
    Manulife Management Services Ltd.                                191            100              Barbados
    Manufacturers P&C Limited                                         36            100              Barbados
Manulife European Holdings (Alberta) Limited                         146            100              Alberta
  Manulife Hungary Holdings KFT                                      149             99(3)           Hungary

                                                                                                 JURISDICTION OF
AFFILIATE                                                         LEGAL ID     % OF EQUITY        INCORPORATION
Manulife Century Investments (Alberta) Inc.                          171            100              Alberta
  Manulife Life Insurance Company                                    180             35(4)           Japan
  Manulife Century Investments (Bermuda) Limited                     172            100              Bermuda
    Manulife Century Investments (Luxembourg) S.A.                   173            100              Luxembourg
      Manulife Century Investments (Netherlands) B.V.                174            100              Netherlands
        Daihyaku Manulife Holdings (Bermuda) Limited                 175            100              Bermuda
        Manulife Century Holdings (Netherlands) B.V.                 195            100              Netherlands
           Kyoritsu Confirm Co., Ltd.                                179             90.9(5)         Japan
           Manulife Premium Collection Co., Ltd.                     178             57(6)           Japan
Manulife Holdings (Hong Kong) Limited                                 15            100              Hong Kong
Manulife (Malaysia) SDN.BHD.                                          74            100              Malaysia
Manulife Financial Systems (Hong Kong) Limited                        53            100              Hong Kong
Chinfon-Manulife Insurance Company Limited                            59             60              Bermuda
MF Leasing (Canada) Inc.                                             169            100              Ontario
Manulife Data Services Inc.                                           81            100              Barbados
Manucab Ltd.                                                          30            100              Canada

Item 27. Number of Contract Owners.

As of ___________, 2002, there were ___ qualified and ____ non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange

         Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a.       NAME OF INVESTMENT COMPANY                   CAPACITY IN WHICH ACTING

         Manufacturers Investment Trust               Investment Adviser

         The Manufacturers Life Insurance             Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance             Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance             Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance             Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA 02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT 06901

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

 a. Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

         The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                  EXHIBIT INDEX

Exhibit No.                Description
-----------                -----------

--------------------------

(1)      Inactive subsidiaries are noted in italics.

(2) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(3) 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.

(4) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(5) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(6) 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A, has caused this amended Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 27th day of February, 2003.


                                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                     OF NEW YORK SEPARATE ACCOUNT A
                                             (Registrant)

                                    By: THE MANUFACTURERS LIFE INSURANCE
                                        COMPANY OF NEW YORK
                                             (Depositor)

                                    By: /s/ JAMES D. GALLAGHER
                                        ----------------------------------
                                        James D. Gallagher
                                        President

Attest

/s/ KIM CICCARELLI
-------------------------------
Kim Ciccarelli
Secretary


Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 27th day of February, 2003 in the City of Boston, and Commonwealth of Massachusetts.


                                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                     OF NEW YORK SEPARATE ACCOUNT A
                                             (Registrant)

                                    By: THE MANUFACTURERS LIFE INSURANCE
                                        COMPANY OF NEW YORK
                                             (Depositor)

                                    By: /s/ JAMES D. GALLAGHER
                                        -----------------------------------
                                        James D. Gallagher
                                        President

Attest

/s/ KIM CICCARELLI
-------------------------------
Kim Ciccarelli
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 27th day of February, 2003.


SIGNATURE                                       TITLE

/s/ JAMES D. GALLAGHER                          Director and President
------------------------------------            (Principal Executive Officer)
James D. Gallagher

*___________________________________            Director and Chairman
John D. DesPrez, III

*___________________________________            Director
Ruth Ann Fleming

*___________________________________            Director
Neil M. Merkl

*___________________________________            Director
Thomas Borshoff

*___________________________________            Director
Bradford J. Race Jr.

*___________________________________            Director
James R. Boyle

*___________________________________            Director
Bruce Avedon

*___________________________________            Director
James P. O'Malley

*___________________________________            Director
Robert Cook

/s/ DAVID W. LIBBEY                             Treasurer (Principal Financial
------------------------------------            and Accounting Officer)
David W. Libbey

*By:/s/ DAVID W. LIBBEY
    --------------------------------
    David W. Libbey
    Attorney-in-Fact Pursuant to Powers of Attorney